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                                     ANNUAL
                                     REPORT
                                October 31, 1999



                                 WARBURG PINCUS
                              EMERGING GROWTH FUND

                                       / /

                                 WARBURG PINCUS
                            SMALL COMPANY VALUE FUND

                                       / /

                                 WARBURG PINCUS
                            SMALL COMPANY GROWTH FUND

                                       / /

                                 WARBURG PINCUS
                            POST-VENTURE CAPITAL FUND


More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, 466 Lexington Avenue, New York, NY 10017. Telephone: 800-927-2874. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

From time to time, the Funds' investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the Funds' management are as of the date of the letters and portfolio holdings described in this document are as of October 31, 1999; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM LLC") or any affiliate, are not FDIC insured and are not guaranteed by CSAM LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Warburg Pincus Emerging Growth Fund
Annual Investment Adviser's Report -- October 31, 1999
--------------------------------------------------------------------------------

                                                                December 9, 1999

Dear Shareholder:

     For the 12 months ended October 31, 1999, the Common Class shares of Warburg Pincus Emerging Growth Fund had a return of 29.80%, vs. returns of 29.28% for the Russell 2000 Growth Index and 37.39% for the Russell 2500 Growth Index.

     The period was a positive one for small-capitalization and emerging-growth stocks, reflecting an easing of concerns that had hampered these stocks over much of the previous 12 months. Encouraged by positive reports concerning both emerging-market and developed economies, investors were more willing to embrace risk in pursuit of potentially significant long-term rewards. This worked to the advantage of the rapid-growth stocks targeted by the Fund, though these stocks were frequently volatile, particularly late in the period, due to inflation and interest-rate uncertainties.

     Set against this backdrop, the Fund had a solid gain, supported by the favorable sentiment toward small-cap and emerging-growth stocks and by strength in certain areas, e.g., the electronics and communications areas. One factor that hampered the Fund, in relative terms at least, was its underweighting in specific large-cap Internet stocks that had good showings, yet which remained expensive in our view.

     We made no material changes to the Fund during the period in terms of overall strategy, focusing on well-managed companies with innovative products and services and compelling, sustainable business models. In terms of sector-weighting adjustments, one noteworthy move we made was to raise our exposure to the technology area (broadly defined to include computer-related, electronics and telecommunications stocks). We deemed a number of these stocks to be attractive, given their underlying companies' improving growth prospects. Elsewhere, we maintained exposure to a wide range of sectors, with noteworthy weightings in the business-services, health-care, financial-services, energy and consumer-related areas.

     Looking out to 2000 and beyond, we believe that while small-cap and emerging-growth stocks will likely remain volatile, they have solid longer-term growth potential, supported by a confluence of positive factors. For one, despite the recent rally in these issues, the group's valuations remain compelling compared to those on large-cap, blue-chip stocks. Buttressing the group's relatively attractive valuations is a favorable earnings outlook for these companies (the group's earnings growth is expected to exceed that of the large-cap group over the coming year and over the longer term). Another factor

Warburg Pincus Emerging Growth Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

that stands to broadly support the group is merger and acquisition activity. Large companies have been acquiring smaller ones at a frantic pace, a trend that we believe will continue, if not accelerate, with positive implications for numerous small companies' share prices. These factors stand to continue to draw investors to the group, barring an unforeseen sharp rise in interest rates and provided the global economy stays on track. Set within this environment, we will continue to strive to identify stocks with the brightest long-term prospects.


Elizabeth B. Dater                         Stephen J. Lurito
Co-Portfolio Manager                       Co-Portfolio Manager

Investing in emerging-growth companies entails special risk considerations. These are detailed in the Prospectus, which should be read carefully before investing.

Warburg Pincus Emerging Growth Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

       Growth of $10,000 Invested in Common Class shares of Warburg Pincus
           Emerging Growth Fund since Inception as of October 31, 1999

     The graph below illustrates a hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Emerging Growth Fund (the "Fund") from January 21, 1988 (inception) to October 31, 1999, compared to the Russell 2000 Growth Index ("R2000G")* and the Russell 2500 Growth Index ("R2500G")** for the same time period.

                                [GRAPH OMITTED]

              In the printed version of the document, a line graph
                appears which depicts the following plot points.


          Fund    R2000G   R2500G
         -------  -------  -------
1/21/88  10000    10000    10000
Feb-88   10480    10901.4  10926.2
Mar-88   10760    11411.2  11279.2
Apr-88   10860    11670.6  11393.9
May-88   10690    11357    11104.2
Jun-88   11696.6  12166.9  11925.1
Jul-88   11546.1  12051.5  11617.5
Aug-88   11104.8  11744.4  11192.2
Sep-88   11506    12055.8  11578.5
Oct-88   11245.2  11922.3  11444
Nov-88   11084.7  11527.3  11088.5
Dec-88   11696.2  11979.8  11557.8
Jan-89   12546.3  12514.9  12151.6
Feb-89   12720.4  12606.1  12194.3
Mar-89   12853.5  12903.5  12440.2
Apr-89   13601.2  13466.6  13116.3
May-89   14246.4  14046.6  13787.9
Jun-89   14183.1  13725.5  13442.6
Jul-89   14882.5  14255.8  14214.4
Aug-89   15067.6  14603.4  14632.3
         14892.8  14649.8  14724.8
Oct-89   13967.1  13782.8  14074.4
Nov-89   14070    13875.3  14242.2
Dec-89   14238.4  13928.2  14390.3
Jan-90   13108.7  12711.4  12953.1
Feb-90   13503    13106.1  13342.9
Mar-90   13854.7  13615.8  13976.4
Apr-90   13396.4  13171.4  13620.7
May-90   14728.6  14103.7  14905.1
Jun-90   14821.5  14132.7  15016
Jul-90   14371.4  13510.8  14507.9
Aug-90   12903.2  11711.5  12514.2
Sep-90   11981.5  10675.3  11399.3
Oct-90   11606.5  10023.7  10887.5
Nov-90   12313.8  10788    11967.1
Dec-90   12834.8  11216    12635.1
Jan-91   14008.5  12230.3  13810.7
Feb-91   15149.8  13594.1  15303.6
Mar-91   16226.6  14551    16282.6
Apr-91   15645.1  14514.5  15917.2
May-91   16485    15206.4  16728.5
Jun-91   15249.5  14320.3  15810.6
Jul-91   15993.2  14822.8  16700.9
Aug-91   16920    15371.4  17423.4
Sep-91   17114    15491.8  17623.2
Oct-91   18288.7  15901.5  18219.9
Nov-91   17555.8  15166.2  17452.1
Dec-91   20039.3  16380.6  19587.4
Jan-92   21193.5  17707.9  20416
Feb-92   21215.5  18224.4  20617.3
Mar-92   20193.2  17607.7  19441.9
Apr-92   18808.1  16991.1  18428.6
May-92   19028    17217.1  18461
Jun-92   18401.4  16403.1  17457.1
Jul-92   18907.1  16973.9  18135.6
Aug-92   18709.2  16495.1  17600.6
Sep-92   19346.8  16875.4  17869.6
Oct-92   20094.3  17411.9  18629
Nov-92   22160.8  18744.2  20128.7
Dec-92   22472.2  19397.3  20721.9
Jan-93   22920    20053.9  20866.7
Feb-93   21755.6  19590.9  19819
Mar-93   22808.1  20226.6  20461.3
Apr-93   22427.4  19671.6  19698.1
May-93   23547.1  20542    20911.1
Jun-93   23871.8  20670.2  20961.7
Jul-93   24442.8  20955.7  20978.9
Aug-93   25909.6  21860.9  22084.5
Sep-93   26984.5  22477.9  22651.6
Oct-93   26581.4  23056.4  23097.2
Nov-93   25472.9  22297.9  22259.9
Dec-93   26541.1  23060.3  23238.7
Jan-94   27326.3  23783.2  23908.7
Feb-94   26874.2  23697.3  23949.3
Mar-94   25173    22446.4  22556.2
Apr-94   24744.7  22579.7  22530.7
May-94   24173.7  22326.3  22078.7
Jun-94   23804.9  21558.3  21098.7
Jul-94   24126.1  21922.7  21557.1
Aug-94   25553.7  23144.2  23142
Sep-94   26005.8  23066.9  23130.9
Oct-94   26624.4  22976    23528.5
Nov-94   25327.7  22048.2  22486.4
Dec-94   26160.4  22640.7  22942.7
Jan-95   25767.8  22355.2  22718.5
Feb-95   27088.4  23285.1  23954
Mar-95   27825.9  23686.1  24883.2
Apr-95   28611.1  24212.9  25164.8
May-95   28944.2  24629.1  25550.8
Jun-95   31430.6  25906.6  27101.8
Jul-95   33750.4  27399.1  29238.2
Aug-95   34975.7  27965.4  29481.8
Sep-95   36807.8  28465.2  30113.3
Oct-95   35653.8  27192.5  29049.4
Nov-95   36569.9  28334.9  30238.1
Dec-95   38251.4  29082.6  30639.3
Jan-96   37721.2  29051.8  30734
Feb-96   39160.4  29957    32086.3
Mar-96   39829.4  30566.7  32783.2
Apr-96   43163.2  32201.1  35027.6
May-96   43732.9  33470.1  36277
Jun-96   42106.1  32096.2  34458.8
Jul-96   37560.9  29292.9  31034.6
Aug-96   39770.4  30993.9  33171.7
Sep-96   42005.1  32205.2  34932.1
Oct-96   41412.8  31709.2  33845.4
Nov-96   41677.9  33015.6  35086.1
Dec-96   42032.2  33881    35258
Jan-97   43563.1  34558.2  36312.6
Feb-97   41627.3  33720.6  34721.8
Mar-97   39223.3  32129.6  32437.4
Apr-97   39311.9  32219.3  32583.4
May-97   43752.9  35803.6  36488.8
Jun-97   45574.9  37338.2  37709.4
Jul-97   48232    39075.5  40102.8
Aug-97   49244.2  39969.6  41081.3
Sep-97   52927.7  42895    43982.9
Oct-97   50180.7  41011    41238.8
Nov-97   49874.6  40744.4  40606.6
Dec-97   50966.9  41457.5  40462.4
Jan-98   49682.5  40803.7  39934
Feb-98   54645.8  43821.1  43362.3
Mar-98   57236    45628.3  44972.4
Apr-98   57762.6  45881.1  45381.2
May-98   54267.9  43409.9  42468.1
Jun-98   56536.3  43501.5  42779.4
Jul-98   52166.1  39980.1  39594.1
Aug-98   41925.9  32216.8  30596.7
Sep-98   43519.1  34738    33279.4
Oct-98   45464.4  36155    35526.5
Nov-98   48255.9  38049.1  38053.5
Dec-98   53935.6  40403.6  41717.3
Jan-99   54760.8  40940.6  42924.6
Feb-99   49306.6  37624.4  39441.7
Mar-99   51910    38211.7  41278.1
Apr-99   51910    41635.9  44571.2
May-99   52771.7  42244.2  45031.6
Jun-99   56872.1  44154.5  48214.5
Jul-99   56087.2  42944.6  47231.9
Aug-99   54830.9  41355.7  46211.2
Sep-99   54885.7  41364.8  46542.1
Oct-99   59002.2  41532.3  48808.7



                                                                       Fund
                                                                      ------
1 Year Total Return (9/30/98 to 9/30/99) ...........................  26.14%
3 Year Average Annual Total Return (9/30/96 to 9/30/99) ............   9.33%
5 Year Average Annual Total Return (9/30/94 to 9/30/99) ............  16.12%
10 Year Average Annual Total Return (9/30/89 to 9/30/99) ...........  13.39%
Average Annual Total Return Since Inception
   (1/21/88 to 9/30/99) ............................................  15.66%

----------
* The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of approximately 2,000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company.

** The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2500 smallest companies in the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization. The Russell 2500 Index represents approximately 17% of the total market capitalization of the Russell 3000 Index.

Warburg Pincus Small Company Value Fund
Annual Investment Adviser's Report -- October 31, 1999
--------------------------------------------------------------------------------

                                                                December 9, 1999

Dear Shareholder:

     For the 12 months ended October 31, 1999, the Common Class shares of Warburg Pincus Small Company Value Fund had a loss of 3.91%, vs. a gain of 14.87% for the Russell 2000 Index. The Fund's since-inception (on December 29,
1995) annualized total return through October 31, 1999 was 10.35%, vs. a same-period return of 9.74% for the Russell 2000 Index.

     The reporting period was a lackluster one for the types of underfollowed value stocks targeted by the Fund (the value component of the Russell 2000 Index had only a marginal gain for the 12 months, lagging the index's growth component by nearly 29 percentage points, historically an astonishing differential). The Fund was hampered by investors' clear preference for growth-oriented companies during the period, and by weakness in specific areas, for example the financial-services sector, which was hindered by inflation and interest-rate uncertainties. Also weighing on the Fund was its avoidance, through much of the period, of technology stocks, many of which had impressive gains yet which for the most part remained expensive.

     Given the continued difficult backdrop for small-cap value stocks, with the group's extremely compelling relative valuations failing to draw much investor interest, we made one noteworthy shift in strategy during the period. While we remained focused on strict value disciplines, we increased our emphasis on visible catalysts (e.g., a positive earnings surprise or the launch of a new product) that could, in relatively short order, bring favorable attention to certain value stocks, the ongoing growth-at-all-costs mentality notwithstanding.

     In terms of sector and industry allocation, we made several adjustments worthy of mention during the period. For one, we increased our weighting in the technology area. We added a number of these stocks late in the period, concentrating on names that had been struggling despite a favorable backdrop for technology stocks, and which were trading at substantial discounts (as measured by such factors as price-to-book and price-to-earnings ratios) to the broader technology market. In each case, we identified a catalyst (e.g., a recent strategic acquisition) that in our view could lead investors to favorably reassess these stocks.

     Other sector-weighting changes of note included our increased weighting in cyclical, or economically-sensitive, areas of the market. This included the addition of a few metals & mining companies. These companies stand to benefit from the ongoing recovery in global economies, in particular Asian/Pacific

Warburg Pincus Small Company Value Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

economies. Metal prices tumbled as the Asian crisis widened in 1997 and 1998-the region accounts for a large share of demand for gold, copper, etc.-and logic suggests that Asia's rebound, if sustained, should support metal prices going forward.

     One weighting we lowered was the financial area. While we view the long-term prospects for smaller financial stocks favorably (due, for example, to industry consolidation), we deemed a more-modest weighting here to be appropriate, given small financial companies' high sensitivity to interest-rate worries. We also decreased our exposure to the health-care area, though we believe certain health-care stocks are compelling, in particular those of certain heath-care "providers" (for example, hospitals and nursing homes). The catalyst that we believe will benefit these companies is an firmer supply/demand backdrop. Their capacity growth rate, as measured by bed-count expansion, has slowed over the past two years, and demand could improve due to political forces. (We believe that the federal government may offer some relief in the Medicare area, where Funding for provider services was reduced in 1997. Indeed, the House overwhelmingly approved such legislation in early November of this year.)

     Heading into 2000, we are positive on the outlook for small-cap stocks, including the types of stocks held by the Fund, the Fund's clearly disappointing recent performance notwithstanding. Valuations on small caps remain compelling vs. those on large-cap stocks, which stands to draw ever-more favorable attention to the group, barring an unforeseen sharp rise in interest rates or a deterioration in the global economy. In addition, we believe that numerous attractive investment opportunities exist among the low-multiple and underfollowed issues targeted by the Fund. A number of these stocks represent companies undergoing fundamental, positive changes, and therefore stand to be favorably reassessed by the market. Set within this environment, we will continue to adhere to strict value disciplines, attempting to ferret out undervalued stocks with the best longer-term prospects.

Kyle F. Frey
Portfolio Manager

     Investing in small companies entails special risk considerations. These are detailed in the Prospectus, which should be read carefully before investing.

Warburg Pincus Small Company Value Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

       Growth of $10,000 Invested in Common Class shares of Warburg Pincus
         Small Company Value Fund since Inception as of October 31, 1999

     The graph below illustrates a hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Small Company Fund (the "Fund") from December 29, 1995 (inception) to October 31, 1999, compared to the Russell 2000 Index ("R2000")* for the same time period.

                                [GRAPH OMITTED]

              In the printed version of the document, a line graph
                appears which depicts the following plot points.

          Fund     R2000
         -------  -------
12/29/95 10000    10000
Jan-96   10000    9989.4
Feb-96   10650    10300.7
Mar-96   11550    10510.3
Apr-96   12619.5  11072.3
May-96   13449.9  11508.6
Jun-96   13339.6  11036.2
Jul-96   12849.6  10072.3
Aug-96   13539.6  10657.2
Sep-96   14109.6  11073.7
Oct-96   14379.1  10903.2
Nov-96   14989    11352.4
Dec-96   15618.6  11649.9
Jan-97   15881.6  11882.8
Feb-97   15598.3  11594.8
Mar-97   15052.1  11047.7
Apr-97   15112.8  11078.5
May-97   16053.6  12311
Jun-97   17156.2  12838.7
Jul-97   18056.4  13436
Aug-97   18663.2  13743.5
Sep-97   20100.2  14749.4
Oct-97   18986.7  14101.6
Nov-97   18531    14009.9
Dec-97   18608.8  14255.1
Jan-98   18087.8  14030.3
Feb-98   19154.9  15067.8
Mar-98   19972.8  15689.2
Apr-98   20098.7  15776.1
May-98   19572.1  14926.4
Jun-98   19742.4  14957.9
Jul-98   18301.2  13747.1
Aug-98   15396.8  11077.7
Sep-98   15544.6  11944.6
Oct-98   15193.3  12431.8
Nov-98   15567    13083.1
Dec-98   15839.5  13892.7
Jan-99   15464.1  14077.3
Feb-99   14270.2  12937.1
Mar-99   14070.5  13139
Apr-99   15065.2  14316.4
May-99   15136    14525.6
Jun-99   15862.6  15182.4
Jul-99   15499.3  14766.4
Aug-99   14504.3  14220.1
Sep-99   14375.2  14223.2
Oct-99   14598    14280.8

                                                                           Fund
                                                                          ------
1 Year Total Return (9/30/98 to 9/30/99) ..........................       -7.52%
3 Year Average Annual Total Return (9/30/96 to 9/30/99) ...........         .63%
Average Annual Total Return Since Inception
   (12/29/95 to 9/30/99) ..........................................       10.15%

-----------
* The Russell 2000 Index is an unmanaged index (with no defined investment objective) of approximately 2,000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company.

Warburg Pincus Small Company Growth Fund
Annual Investment Adviser's Report -- October 31, 1999
--------------------------------------------------------------------------------

                                                                December 9, 1999

Dear Shareholder:

     For the 12 months ended October 31, 1999, the Common Class shares of Warburg Pincus Small Company Growth Fund had a return of 64.19%, vs. a return of 29.28% for the Russell 2000 Growth Index.

     The period was a positive one for small-capitalization stocks, with growth-oriented small caps showing particular strength. This reflected improving economic and financial conditions abroad, which eased the risk-avoidance mindset that had hindered small-cap stocks since the Asian crisis erupted in late 1997. The group was also aided by a surprisingly healthy U.S. economy, which fueled optimism over small companies' earnings prospects. The strengthening economy did create inflation and interest-rate worries, however, which resulted in a rather volatile environment for small caps, particularly over the latter part of the period.

     Against this backdrop, the Fund had a solid gain in absolute terms and handily outpaced its benchmark. We significantly increased our weightings in the technology and communications areas during the period, which proved beneficial, as these stocks paced the market's advance through the 12 months. We deemed a number of these stocks to be attractive, given their valuations and their underlying companies' long-term growth prospects.

     Some sector-weighting adjustments aside, we made no material changes to the Fund during the period with respect to general strategy, remaining focused on well-managed companies offering innovative products and services. With regard to major investment themes, we continued to emphasize companies that stand to benefit from a global push for enhanced productivity, as well as those standing to benefit from the ongoing Internet-driven communications revolution. In this context, our primary areas of concentration at the end of the period were the electronics, computer, communications & media and telecommunications & equipment sectors. The rest of the Fund was invested across a range of sectors, including the business-services, oil-services and health-care areas.

     Our outlook on the longer-term prospects for small-cap stocks remains positive. This optimism is based firmly on the group's valuations, which, despite small caps' rally over the period, remain compelling compared to those on large-cap stocks. Buttressing the group's relatively attractive valuations is a favorable earnings outlook for these companies (the group's earnings growth is expected to exceed that of the large-cap group over the coming year and over the longer term). Another force worthy of mention is merger & acquisition activity.

Warburg Pincus Small Company Growth Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

Large companies have been acquiring smaller ones at a frantic pace, a trend we believe will continue, if not accelerate, to the benefit of numerous small-cap stocks. All told, these factors stand to continue to draw investors to the group, barring an unforeseen spike in interest rates and provided the global economy stays on track. Set within this environment, we will continue to strive to identify stocks with the brightest long-term prospects.

Stephen J. Lurito             Elizabeth B. Dater           Sammy Oh
Co-Portfolio Manager          Co-Portfolio Manager         Co-Portfolio Manager

   Investing in small companies entails special risk considerations. These are detailed in the Prospectus, which should be read carefully before investing.

Warburg Pincus Small Company Growth Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

       Growth of $10,000 Invested in Common Class shares of Warburg Pincus
        Small Company Growth Fund since Inception as of October 31, 1999

     The graph below illustrates a hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Small Company Growth Fund (the "Fund") from December 31, 1996 (inception) to October 31, 1999, compared to the Russell 2000 Growth Index ("R2000G")* for the same time period.

                                [GRAPH OMITTED]

              In the printed version of the document, a line graph
                appears which depicts the following plot points.

          Fund    R2000G
         -------  -------
12/31/96 10000    10000
Jan-97   10350    10249.8
Feb-97   10020    9630.92
Mar-97   9250     8951.36
Apr-97   8940     8847.88
May-97   10280    10177.8
Jun-97   10840    10522.9
Jul-97   11370    11062.1
Aug-97   11650    11394.1
Sep-97   12930    12303.4
Oct-97   12250    11564.4
Nov-97   12069.9  11289.2
Dec-97   12229.2  11296
Jan-98   11927.2  11145.4
Feb-98   12802.6  12129.3
Mar-98   13637.4  12638.1
Apr-98   13496.9  12715.6
May-98   12360.5  11791.8
Jun-98   12591.6  11912.4
Jul-98   11414.3  10917.6
Aug-98   8949.95  8397.4
Sep-98   9844.94  9248.81
Oct-98   10166.9  9731.23
Nov-98   11092.1  10486.1
Dec-98   12057.1  11435.1
Jan-99   12620.1  11949.4
Feb-99   11644.6  10856.3
Mar-99   12499.3  11243
Apr-99   12991.8  12235.9
May-99   13061.9  12255.2
Jun-99   14570.6  12900.8
Jul-99   14400.1  12501.9
Aug-99   14390    12034.3
Sep-99   15154.2  12266.5
Oct-99   16692.3  12580.6



                                                                          Fund
                                                                         ------
1 Year Total Return (9/30/98 to 9/30/99) .............................   53.93%
Average Annual Total Return Since Inception
   (12/31/96 to 9/30/99) .............................................   16.32%

----------
* The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

Warburg Pincus Post-Venture Capital Fund
Annual Investment Adviser's Report -- October 31, 1999
--------------------------------------------------------------------------------

                                                                December 9, 1999

Dear Shareholder:

     For the 12 months ended October 31, 1999, the Common Class shares of Warburg Pincus Post-Venture Capital Fund had a return of 43.70%, vs. returns of 29.28% for the Russell 2000 Growth Index, 37.39% for the Russell 2500 Growth Index and 50.17% for the NASDAQ Industrial Index.

     The period saw healthy gains for the aggressive-growth stocks targeted by the Fund, buoyed by favorable news regarding the global economy, most specifically signs of rebound within Japan and emerging markets and better-than-expected growth in the U.S. These developments eased risk concerns (which had weighed heavily on aggressive-growth stocks over much of the previous 12 months) while fueling optimism over earnings generally.

     Against this backdrop, the Fund registered a solid gain, with respectable performance compared to its benchmarks. The Fund benefited from the vastly improved environment for aggressive-growth stocks and from good performances from a number of the Fund's holdings, especially its technology and communications stocks.

     We continued, through the period, to emphasize stocks of well-managed, well-financed companies offering innovative products and services. In terms of sector allocation, primary areas of emphasis for the Fund during the period included the communications & media and telecommunications & equipment sectors, weightings we raised during the period. This reflected our belief that specific trends most notably, the ongoing Internet-driven communications revolution stand to benefit numerous companies in these areas over time.

     Other notable sector weightings included financial services, where we maintained a mix of asset-management and insurance companies; computers, where we remained biased toward domestically oriented software companies; and business services. Our holdings within the last sector included companies specializing in electronic-commerce distribution and fulfillment services, a number of which in our view have significant potential for long-term growth.

     Going forward, we remain positive on the collective prospects for stocks of post-venture-capital companies. (We define a post-venture-capital company as one that has received venture-capital financing either during the early stages of the company's existence or the development of a new product or service, or as part of a restructuring or recapitalization. The investment of venture-capital financing, distribution of securities to venture-capital

Warburg Pincus Post-Venture Capital Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

investors or initial public offering, whichever is later, will have been made within 10 years of the Fund's investment.) This reflects optimism over the asset class. Venture-backed companies tend to occupy the economy's rapid-growth industries (e.g., software, biotechnology, semiconductors & electronics, and communications) and they have historically generated rapid growth of earnings relative to companies that lacked such backing. We would caution investors, however, that investing in post-venture-capital companies involves certain risks e.g., the risk of heightened volatility along with the potential for significant long-term rewards. But for those with a long-term view and a sufficiently high risk threshold, we believe that stocks of venture-backed companies are well worthy of consideration. As ever, we will continue to devote our efforts to identifying those companies we deem to have the best long-term prospects.

Elizabeth B. Dater                         Robert S. Janis
Co-Portfolio Manager                       Co-Portfolio Manager

     Because of the nature of the Fund's holdings and certain strategies it may use, an investment in the Fund involves certain risks and may not be appropriate for all investors. The Prospectus contains more complete information on the special risk considerations associated with post-venture-capital investments. It should be read carefully before investing.

Warburg Pincus Post-Venture Capital Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

       Growth of $10,000 Invested in Common Class shares of Warburg Pincus
        Post-Venture Capital Fund since Inception as of October 31, 1999

     The graph below illustrates a hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Post-Venture Capital Fund (the "Fund") from September 29, 1995 (inception) to October 31, 1999, compared to the Russell 2000 Growth Index ("R2000G")*, Russell 25000 Growth Index ("R2500G")** and the NASDAQ Industrials Index ("NASDAQ")*** for the same time period.


                                [GRAPH OMITTED]

              In the printed version of the document, a line graph
                appears which depicts the following plot points.

                             NASDAQ
          Fund    R2000G   Industrials  R2500G
         -------  -------  -----------  -------
9/29/95  10000    10000      10000      10000
Oct-95   10679.3  9508.2     9583.8     9646.7
Nov-95   12907.1  9927.99    9893.36    10041.4
Dec-95   13836.2  10147.9    9827.17    10174.7
Jan-96   14145.8  10064      9876.8     10206.1
Feb-96   15274.7  10522.9    10250.4    10655.2
Mar-96   15684.3  10730.9    10439.7    10886.6
Apr-96   17452.6  11554.7    11397.5    11631.9
May-96   17872.1  12147.3    12059      12046.8
Jun-96   16753.2  11358.1    11311.8    11443.1
Jul-96   14365.6  9971.58    10055.3    10306
Aug-96   15254.8  10709.8    10705.9    11015.6
Sep-96   16533.5  11261.3    11283.9    11600.2
Oct-96   16014.3  10775.6    10968.1    11239.3
Nov-96   16194.1  11075.3    11368.1    11651.4
Dec-96   16224.9  11291.3    11304.2    11708.5
Jan-97   16734.4  11573.3    11807.2    12058.7
Feb-97   15615.5  10874.5    11171.2    11530.4
Mar-97   14436.6  10107.2    10370.9    10771.8
Apr-97   14366.6  9990.38    10156.3    10820.3
May-97   15995.1  11492      11554.6    12117.2
Jun-97   16364.8  11881.7    12048.7    12522.5
Jul-97   17853.4  12490.5    12842.1    13317.3
Aug-97   17633.8  12865.4    13079.8    13642.2
Sep-97   18873.4  13892      14010.3    14605.8
Oct-97   17593.8  13057.7    12925.1    13694.6
Nov-97   17583.3  12746.9    12739.6    13484.6
Dec-97   17792.5  12754.6    12439.8    13436.7
Jan-98   17353    12584.5    12355.5    13261.3
Feb-98   19131.7  13695.5    13353.4    14399.7
Mar-98   20421.2  14270      13873.7    14934.4
Apr-98   20511    14357.5    14154.3    15070.2
May-98   19101.9  13314.4    13558.7    14102.8
Jun-98   19911.9  13450.6    13590.6    14206.2
Jul-98   18322.9  12327.4    12826.1    13148.4
Aug-98   14636.3  9481.73    9871.5     10160.5
Sep-98   15655    10443.1    10511.3    11051.4
Oct-98   16074.6  10987.8    11361.6    11797.6
Nov-98   17363.8  11840.1    12381.3    12636.8
Dec-98   19268.6  12911.7    13287.8    13853.4
Jan-99   19819.6  13492.4    14345      14254.4
Feb-99   18438.2  12258.1    13283.7    13097.8
Mar-99   19878.2  12694.8    14127.2    13707.6
Apr-99   19627.8  13815.8    15181.8    14801.2
May-99   19288.2  13837.7    14970.5    14954.1
Jun-99   21058.9  14566.6    16618.1    16011
Jul-99   20389.2  14116.2    16153.3    15684.7
Aug-99   20409.6  13588.3    15947.5    15345.8
Sep-99   20358.6  13850.4    16396.8    15455.7
Oct-99   23098.8  14205.1    17062.3    16208.3

                                                                           Fund
                                                                          ------
1 Year Total Return (9/30/98 to 9/30/99) ..............................   30.04%
3 Year Average Annual Total Return (9/30/96 to 9/30/99) ...............    7.18%
Average Annual Total Return Since Inception
   (9/29/95 to 9/30/99) ...............................................   19.44%

----------
* The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of approximately 2,000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company.
** The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2500 smallest companies in the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization. The Russell 2500 Index represents approximately 17% of the total market capitalization of the Russell 3000 Index.
*** The NASDAQ Industrial Index measures the stock price performance of more than 3000 industrial issues included in the NASDAQ OTC Composite Index. The NASDAQ OTC Composite Index represents 4500 stocks traded over the counter.

Warburg Pincus Emerging Growth Fund
Statement of Net Assets--October 31, 1999
--------------------------------------------------------------------------------

                                                       Number
                                                         of
                                                       Shares          Value
                                                     ---------         -----
COMMON STOCK (94.3%)
Agriculture (0.5%)
    Seminis, Inc+                                    1,079,700    $    8,435,156
                                                                  --------------
Business Services (8.2%)
    CB Richard Ellis Services, Inc.+                 1,181,500        14,547,219
    Concord EFS, Inc.+                               1,205,650        32,627,903
    DoubleClick, Inc.+                                 130,000        18,200,000
    Express Scripts, Inc., Class A+                    162,538         7,984,679
    On Assignment, Inc.+                               745,400        21,430,250
    QRS Corp.+                                         631,250        35,113,281
    TMP Worldwide, Inc.+                               297,800        18,593,887
                                                                  --------------
                                                                     148,497,219
                                                                  --------------
Communications & Media (6.6%)
    Cybergold, Inc.+                                   180,000         1,215,000
    EarthLink Network, Inc.+                           331,000        13,922,687
    Hispanic Broadcasting Corp.+                       234,513        18,995,553
    Lamar Advertising Co.+                              50,000         2,700,000
    Liquid Audio, Inc.+                                500,500        17,642,625
    Net Perceptions, Inc.+                              14,000           224,000
    Network Event Theater, Inc.+                       761,905        17,523,815
    Network Event Theater, Inc.+#                      888,889        15,458,335
    Paxson Communications Corp.+                       976,100        11,469,175
    Spanish Broadcasting System, Inc.+                 300,000         7,987,500
    VerticalNet, Inc.+                                 240,000        13,440,000
                                                                  --------------
                                                                     120,578,690
                                                                  --------------
Computers (15.8%)
    Accrue Software, Inc.+                             245,100        13,174,125
    Citrix Systems, Inc.+                              977,700        62,695,012
    Edwards (J.D.) & Co.+                              741,800        17,756,837
    I2 Technologies, Inc.+                             242,500        19,142,344
    Mercury Interactive Corp.+                         317,200        25,732,850
    National Instruments Corp.+                        617,125        18,552,320
    Packeteer, Inc.+                                   300,000        10,200,000
    RealNetworks, Inc.+                                255,300        28,003,219
    Safeguard Scientifics, Inc.+                       258,000        21,704,250
    Siebel Systems, Inc.+                              268,300        29,462,694
    VeriSign, Inc+                                     232,100        28,664,350
    Verity, Inc.+                                      190,000        13,086,250
                                                                  --------------
                                                                     288,174,251
                                                                  --------------
Conglomerates (0.8%)
    Viad Corp.                                         580,000        14,246,250
                                                                  --------------
Consumer Services (2.0%)
    DeVry, Inc.+                                       912,896        19,227,872
    ITT Educational Services, Inc.+                    860,950        17,003,762
                                                                  --------------
                                                                      36,231,634
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Emerging Growth Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                       Number
                                                         of
                                                       Shares          Value
                                                     ---------         -----
COMMON STOCK (cont'd)
Electronics (18.9%)
    Alpha Industries, Inc.+                            282,600    $   15,613,650
    Avant! Corp.+                                      997,900        12,847,963
    Burr-Brown Corp.+                                  865,397        34,020,920
    Cognex Corp.+                                      674,500        20,192,844
    Electronics for Imaging, Inc.+                     572,300        23,070,844
    JDS Uniphase Corp.+                                414,400        69,153,000
    KLA-Tencor Corp.+                                  230,800        18,276,475
    Maxim Integrated Products, Inc.+                   754,800        59,582,025
    Novellus Systems, Inc.+                            231,700        17,956,750
    PMC-Sierra, Inc.+                                  175,000        16,493,750
    Vishay Intertechnology, Inc.+                    1,044,625        25,528,023
    Vitesse Semiconductor Corp.+                       686,600        31,497,775
                                                                  --------------
                                                                     344,234,019
                                                                  --------------
Energy (0.0%)
    Chaparral Resources, Inc.+#                         13,888            83,333
                                                                  --------------
Financial Services (5.3%)
    AmeriCredit Corp.+                                 953,000        16,558,375
    Enhance Financial Services Group, Inc.             806,600        14,720,450
    IndyMac Mortgage Holding, Inc.                   1,242,100        17,311,769
    MBIA, Inc.                                         173,600         9,906,050
    Reinsurance Group of America, Inc.               1,162,395        38,649,634
                                                                  --------------
                                                                      97,146,278
                                                                  --------------
Food, Beverages & Tobacco (0.3%)
    Ben & Jerry's Homemade, Inc. Class A+              317,400         5,356,125
                                                                  --------------
Healthcare (5.1%)
    Caremark Rx, Inc.+                               3,507,600        17,099,550
    First Health Group Corp.+                          661,300        15,375,225
    Focal, Inc.+                                       925,070         4,683,167
    Health Management Associates, Inc. Class A+      2,094,600        18,589,575
    IVAX, Inc.+                                        864,300        15,179,269
    Visx, Inc.+                                        348,300        21,790,519
                                                                  --------------
                                                                      92,717,305
                                                                  --------------
Leisure & Entertainment (2.4%)
    Fairfield Communities, Inc.+                     1,485,200        18,193,700
    International Speedway Corp. Class A               101,000         5,214,125
    Sunterra Corp.+                                  2,077,600        20,776,000
                                                                  --------------
                                                                      44,183,825
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Emerging Growth Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                       Number
                                                         of
                                                       Shares          Value
                                                     ---------         -----
COMMON STOCK (cont'd)
Lodging & Restaurants (0.6%)
    Extended Stay America, Inc.+                     1,309,500       $10,885,219
                                                                     -----------
Oil Services (4.1%)
    Cooper Cameron Corp.+                              560,900        21,699,819
    Nabors Industries, Inc.+                         1,225,000        27,792,188
    Petroleum Geo-Services ADR+                      1,772,038        25,916,056
                                                                     -----------
                                                                      75,408,063
                                                                     -----------
Publishing (1.0%)
    Wiley (John) & Sons, Inc. Class A                1,089,200        18,380,250
                                                                     -----------
Retail (2.8%)
    Bed, Bath & Beyond, Inc.+                          504,500        16,806,156
    BJ's Wholesale Club, Inc.+                         548,900        16,912,981
    Ethan Allen Interiors, Inc.                        342,100        12,165,931
    New York Restaurant Group, Inc.+#                  336,786         3,249,985
    Payless ShoeSource, Inc.+                           21,000           962,063
                                                                     -----------
                                                                      50,097,116
                                                                     -----------
Telecommunications & Equipment (19.9%)
    Advanced Fibre Communications, Inc.+             1,381,400        30,218,125
    Amdocs, Ltd.+                                      617,200        17,165,875
    ANTEC Corp.+                                       416,400        20,195,400
    Audiocodes, Ltd.+                                  421,900        25,524,950
    Cabletron Systems, Inc.+                         1,050,900        17,405,531
    CoreComm Ltd.+                                     351,900        13,856,063
    DSP Communications, Inc.+                        1,107,400        38,966,638
    ITC DeltaCom, Inc.+                                490,983        11,783,592
    McLeodUSA, Inc. Class A+                           720,800        32,165,700
    Polycom, Inc.+                                     378,800        18,940,000
    Scientific-Atlanta, Inc.                           609,700        34,905,325
    VoiceStream Wireless Corp.+                        661,400        65,313,250
    Western Wireless Corp. Class A+                    676,400        35,764,650
                                                                  --------------
                                                                     362,205,099
                                                                  --------------
TOTAL COMMON STOCK (Cost $1,179,952,022)                           1,716,859,832
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Emerging Growth Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                       Number
                                                         of
                                                       Shares          Value
                                                     ---------         -----
PREFERRED STOCK (0.2%)
Consumer Services (0.2%)
    Opal Concepts, Inc. Series B+#                     792,603   $    2,000,000
    Women First Healthcare, Inc. Pfd.+#                274,500        1,837,434
                                                                 --------------
TOTAL PREFERRED STOCK (Cost $3,500,000)                               3,837,434
                                                                 --------------

                                                        Par
                                                    ----------
BONDS (0.4%)
    Comptek Research, Inc. 8.5%
      Convertible Debenture Due 04/01/04#
      (Cost $7,000,000)                             $7,000,000        7,000,000
                                                                 --------------
WARRANTS (0.0%)
    Women First Healthcare, Inc. Warrants#
      (Cost $0)                                          5,516                0
                                                                 --------------

                                                       Number
                                                         of
                                                       Shares
                                                     ---------
SHORT TERM INVESTMENT (5.1%)
    Institutional Money Market Trust                 7,723,810        7,723,810
    RBB Money Market Portfolio                      85,873,616       85,873,616
                                                                 --------------
TOTAL SHORT TERM INVESTMENT
(Cost $93,597,426)                                                   93,597,426
                                                                 --------------
TOTAL INVESTMENTS AT VALUE (100.0%)
(Cost $1,284,049,448*)                                            1,821,294,692

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                           (455,477)
                                                                 --------------
NET ASSETS (100.0%) (applicable to 36,421,032
Common Class shares and 5,435,546
Advisor Class shares)                                             1,820,839,215
                                                                 ==============
NET ASSET VALUE, offering and redemption price per
Common Class share ($1,592,594,958
(divided by)36,421,032)                                          $        43.73
                                                                 ==============
NET ASSET VALUE, offering and redemption price per
Advisor Class share ($228,244,257
(divided by) 5,435,546)                                          $        41.99
                                                                 ==============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
+ Non-income producing security.
# Restricted security.
* Cost for federal income tax purposes is $1,288,852,930.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Value Fund
Schedule of Investments--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCK (92.2%)
Aerospace & Defense (1.7%)
    TriStar Aerospace Co.+                               75,000      $   496,875
                                                                     -----------
Banks & Savings & Loans (9.2%)
    Astoria Financial Corp.                              17,200          619,200
    Century Bancorp, Inc. Class A                        39,500          706,062
    Prosperity Bancshares, Inc.                          46,900          753,331
    Texas Regional Bancshares, Inc.                      21,318          595,572
                                                                     -----------
                                                                       2,674,165
                                                                     -----------
Building & Building Materials (2.4%)
    Elcor Corp.                                          27,900          687,037
                                                                     -----------
Business Services (5.8%)
    ACNielsen Corp.+                                     22,600          497,200
    Graco, Inc.                                          15,900          532,650
    Wilmar Industries, Inc.+                             53,500          655,375
                                                                     -----------
                                                                       1,685,225
                                                                     -----------
Chemicals (2.1%)
    C.K. Witco Corp.                                     65,300          612,187
                                                                     -----------
Computers (12.4%)
    Computer Network Technology Corp.+                   39,600          636,075
    Hyperion Solutions Corp.+                            39,700          967,687
    Network Associates, Inc.+                            19,955          365,426
    New Era of Networks, Inc.+                           15,500          502,781
    Quantum Corp.-DLT & Storage Systems Group+           42,600          657,637
    RadiSys Corp.+                                        9,600          508,800
                                                                     -----------
                                                                       3,638,406
                                                                     -----------
Conglomerates (1.9%)
    Gaylord Container Corp.+                             60,351          339,474
    Watts Industries, Inc. Class A                       15,300          209,419
                                                                     -----------
                                                                         548,893
                                                                     -----------
Consumer Durables (3.2%)
    Harman International Industries, Inc.                 8,600          351,525
    Superior Industries International, Inc.              22,377          597,186
                                                                     -----------
                                                                         948,711
                                                                     -----------
Consumer Non-Durables (9.2%)
    Jones Apparel Group, Inc.+                            9,400          297,275
    Polo Ralph Lauren Corp.+                             15,400          284,900
    Saucony, Inc. Class B+                               48,800          835,700
    Timberland Company, Class A+                         12,800          632,000
    Westpoint Stevens, Inc.                              33,000          624,937
                                                                     -----------
                                                                       2,674,812
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Value Fund
Schedule of Investments (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (cont'd)
Electronics (1.0%)
    Avant! Corp.+                                        21,600      $   278,100
                                                                     -----------
Engineering & Construction (1.4%)
    McDermott International, Inc.                        23,000          416,875
                                                                     -----------
Financial Services (6.9%)
    AmeriCredit Corp.+                                    8,900          154,637
    National Western Life Insurance Co. Class A+          4,400          375,925
    Radian Group Inc.                                    11,405          602,327
    StanCorp Financial Group, Inc.                        9,100          230,912
    Webster Financial Corp.                              23,000          658,375
                                                                     -----------
                                                                       2,022,176
                                                                     -----------
Healthcare (5.9%)
    Health Management Associates, Inc. Class A+          53,600          475,700
    Morrison Management Specialists, Inc.                31,500          673,313
    Omnicare, Inc.                                       61,100          565,175
                                                                     -----------
                                                                       1,714,188
                                                                     -----------
Industrial Manufacturing & Processing (1.1%)
    Bethlehem Steel Corp.+                               34,800          241,425
    CIRCOR International, Inc.+                           8,600           81,700
                                                                     -----------
                                                                         323,125
                                                                     -----------
Leisure & Entertainment (5.7%)
    Hollywood Entertainment Corp.+                       10,200          144,075
    Midway Games, Inc.+                                  50,200        1,000,863
    SCP Pool Corp.+                                      23,313          528,914
                                                                     -----------
                                                                       1,673,852
                                                                     -----------
Metals & Mining (2.8%)
    Freeport-McMoran Copper & Gold, Inc. Class B+        11,000          183,563
    Kaiser Aluminum Corp.                                 3,900           25,106
    Ryerson Tull, Inc.                                   29,293          600,507
                                                                     -----------
                                                                         809,176
                                                                     -----------
Oil Services (4.4%)
    Evergreen Resources, Inc.+                           11,200          242,200
    Global Industries, Ltd.+                             59,100          472,800
    Varco International, Inc.                            54,352          574,093
                                                                     -----------
                                                                       1,289,093
                                                                     -----------
Paper & Forest Products (6.5%)
    Abitibi-Consolidated, Inc.                           55,200          665,850
    Caraustar Industries, Inc.                           24,630          594,199
    Wausau-Mosinee Paper Corp.                           50,100          632,513
                                                                     -----------
                                                                       1,892,562
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Value Fund
Schedule of Investments (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (cont'd)
Real Estate (1.4%)
    Mission West Properties, Inc.                        52,286      $   401,949
                                                                     -----------
Retail (2.1%)
    Value City Department Stores, Inc.+                  39,445          606,467
                                                                     -----------
Telecommunications and Equipment (0.0%)
    Triton PCS. Holdings, Inc. Class A+                   2,000           70,500
                                                                     -----------
Transportation (3.5%)
    Landstar Systems, Inc.+                              14,200          575,100
    M.S. Carriers, Inc.+                                 15,700          443,525
                                                                     -----------
                                                                       1,018,625
                                                                     -----------
Utilities-Electric (1.6%)
    NSTAR                                                12,600          479,588
                                                                     -----------
TOTAL COMMON STOCK (Cost $23,355,834)                                 26,962,587
                                                                     -----------

                                                          Par
                                                       --------
CONVERTIBLE BONDS (0.5%)
Electronics (0.5%)
    EA Industries, Inc. Series A Convertible Notes
      6.00%, 4/30/99 (NR,NR)(1)# (Cost $1,500,000)   $1,500,000          150,000
                                                                     -----------
SHORT TERM INVESTMENTS (11.6%)
    Institutional Money Market Trust                  1,948,081           48,081
    RBB Money Market Portfolio                        1,441,129           41,129
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS (Cost $3,389,210)                         3,389,210
                                                                     -----------
WARRANTS (0.0%)
    EA Industries, Inc. Six Month Warrants
      (Exercisable for purchase of 75,000 Common
      Shares @ $5.375/share.)(1)
      (Cost $110,438)                                         1                0
                                                                     -----------
TOTAL INVESTMENTS AT VALUE (104.3%) (Cost $28,355,482*)               30,501,797
                                                                     ===========

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
--------------------------------------------------------------------------------

+   Non-income producing security.
(1) Illiquid security.
*   Cost for federal tax purposes is $28,569,655.
#   Bond is currently in default.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Growth Fund
Statement of Net Assets--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCK (97.0%)
Aerospace & Defense (1.0%)
    TriStar Aerospace Co.+                               14,100       $   93,412
                                                                      ----------
Business Services (7.1%)
    Acxiom Corp.+                                         6,000           99,000
    Cysive Inc.+                                          1,800          103,612
    Getty Images, Inc.+                                   4,300          132,494
    INSpire Insurance Solutions, Inc.+                    5,800           36,975
    Iron Mountain, Inc.+                                  2,300           69,575
    Metamor Worldwide, Inc.+                              3,300           62,287
    QRS Corp.+                                            2,050          114,031
    StarTek, Inc.+                                          500           22,687
                                                                      ----------
                                                                         640,661
                                                                      ----------
Capital Equipment (0.8%)
    Applied Power, Inc.                                   2,600           75,562
                                                                      ----------
Communications & Media (9.2%)
    Aether Systems, Inc.+                                 1,100           76,519
    Go2Net, Inc.+                                         1,200           84,450
    InfoSpace.com, Inc.+                                  2,900          161,312
    Network Event Theater, Inc.+                          4,100           94,300
    Pegasus Communications Corp. 144A+                      800           35,400
    ValueVision International, Inc. Class A+              3,700          120,944
    Westwood One, Inc.+                                   1,500           69,187
    Xoom.com, Inc.+                                       1,422           88,875
    VerticalNet, Inc.+                                    1,800          100,800
                                                                      ----------
                                                                         831,787
                                                                      ----------
Computers (19.9%)
    Aspect Development, Inc.+                             5,300          187,487
    Business Objects S.A. ADR+                            2,100          151,200
    Concord Communications, Inc.+                         1,900           98,681
    Daleen Technologies, Inc.+                            3,200           94,000
    Emulex Corp.+                                         1,100          171,531
    Interleaf, Inc.                                       3,400           83,512
    Legato Systems, Inc.+                                 2,200          118,250
    Mercury Interactive Corp.+                            1,500          121,687
    New Era of Networks, Inc.+                            3,300          107,044
    PC-Tel, Inc.+                                         2,200           66,000
    Peregrine System Inc.                                 3,600          157,950
    Radiant Systems, Inc.+                                6,900          108,675
    Remedy Corp.+                                         3,700          159,100
    Research in Motion, Ltd. (Canada)+                    2,100           64,575
    RSA Security , Inc.+                                  2,300           81,650
    ZapMe! Corp.+                                         3,000           22,500
                                                                      ----------
                                                                       1,793,842
                                                                      ----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Growth Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (cont'd)
Consumer Services (1.2%)
    DeVry, Inc.+                                          2,800       $   58,975
    Strayer Education, Inc.                               3,000           52,687
                                                                      ----------
                                                                         111,662
                                                                      ----------
Electronics (13.6%)
    Alpha Industries, Inc.+                               2,300          127,075
    Adaptive Broadbond Corp.+                             2,600           96,037
    Avant! Corp.+                                         4,899           63,075
    Burr-Brown Corp.+                                     4,200          165,113
    C-Cube Microsystems, Inc.+                            2,700          120,150
    DSP Group, Inc.+                                      1,500           71,625
    Etec Systems, Inc.+                                   1,200           45,825
    Galileo Technology Corp.+                             4,300           98,363
    Novellus Systems, Inc.+                               1,200           93,000
    Photronics, Inc.+                                     3,300           69,094
    SanDisk Corp.+                                        1,300           78,813
    Telcom Semiconductor, Inc.+                           5,400           49,950
    TriQuint Semiconductor, Inc.+                         1,900          152,000
                                                                      ----------
                                                                       1,230,120
                                                                      ----------
Energy (0.8%)
    Stone Energy Corp.+                                   1,500           72,938
                                                                      ----------
Financial Services (1.7%)
    Enhance Financial Services Group, Inc.                4,200           76,650
    Reinsurance Group of America, Inc.                    2,231           74,181
                                                                      ----------
                                                                         150,831
                                                                      ----------
Food, Beverages & Tobacco (0.6%)
    Ben & Jerry's Homemade, Inc. Class A+                 3,200           54,000
                                                                      ----------
Healthcare (5.1%)
    Advance Paradigm, Inc.+                               1,800           76,725
    Foundation Health Systems, Inc. Class A+             11,300           74,863
    Hanger Orthopedic Group, Inc.+                        3,300           40,631
    Mid Atlantic Medical Services, Inc.+                  9,500           51,656
    MiniMed, Inc.+                                        1,300           98,556
    Oxford Health Plans, Inc.+                            6,500           76,781
    Renal Care Group, Inc.+                               2,200           40,975
                                                                      ----------
                                                                         460,187
                                                                      ----------
Industrial Manufacturing & Processing (1.1%)
    Advanced Energy Industries, Inc.+                     2,400           98,700
                                                                      ----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Growth Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (cont'd)
Leisure & Entertainment (6.7%)
    3DO Co.+                                              8,500       $   63,750
    American Classic Voyages Co.+                         3,600           90,000
    Fairfield Communities, Inc.+                         10,700          131,075
    Midway Games Inc.+                                    5,000           99,688
    Sunterra Corp.+                                      12,000          120,000
    THQ, Inc.                                             2,200           90,475
                                                                      ----------
                                                                         594,988
                                                                      ----------
Lodging & Restaurants (0.7%)
    Jack in the Box, Inc.+                                2,700           64,969
                                                                      ----------
Oil Services (4.2%)
    BJ Services Co.+                                      3,200          109,800
    Cooper Cameron Corp.+                                 2,800          108,325
    Petroleum Geo - Services ADR+                         4,600           67,275
    Smith International, Inc.+                            2,800           96,775
                                                                      ----------
                                                                         382,175
                                                                      ----------
Pharmaceuticals (1.8%)
    Alkermes, Inc.+                                       2,800           98,875
    ChiRex, Inc.+                                         2,100           59,325
                                                                      ----------
                                                                         158,200
                                                                      ----------
Retail (2.4%)
    Ames Department Stores, Inc.+                         2,000           63,375
    AnnTaylor Stores Corp.+                               1,700           72,356
    Linens `n Things, Inc.+                               1,500           59,625
    Pacific Sunwear of California, Inc.+                    600           18,113
                                                                      ----------
                                                                         213,469
                                                                      ----------
Telecommunications & Equipment (19.1%)
    Advanced Fibre Communications, Inc.+                  6,000          131,250
    Aironet Wireless Communication, Inc.+                 4,500          160,875
    ANTEC Corp.+                                          3,400          164,900
    AudioCodes, Ltd.+                                     2,400          145,200
    Concentric Network Corp.+                             4,700          120,438
    Gilat Satellite Networks Ltd.+                        1,100           57,338
    Omnipoint Corp.+                                      1,800          148,725
    PairGain Technologies, Inc.+                          8,900          109,025
    Powertel, Inc.+                                       1,900          111,863
    Powerwave Technologies, Inc.+                         1,600          104,100
    Proxim, Inc.+                                         2,800          131,075
    Spectrian Corp.+                                      3,500          117,250
    Viatel, Inc.+                                         3,900          130,163
    Western Wireless Corp. Class A+                       1,700           89,888
                                                                      ----------
                                                                       1,722,090
                                                                      ----------
TOTAL COMMON STOCK (Cost $6,752,194)                                   8,749,593
                                                                      ----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Growth Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
SHORT TERM FUND INVESTMENTS (5.1%)
    Institutional Money Market Trust                     40,984      $   40,984
    RBB Money Market Portfolio                          422,206         422,206
                                                                     ----------
TOTAL SHORT TERM FUND INVESTMENTS (Cost $463,190)                       463,190
                                                                     ----------
TOTAL INVESTMENTS AT VALUE (102.1%) (Cost $7,215,384*)                9,212,783

LIABILITIES IN EXCESS OF OTHER ASSETS (2.1%)                           (192,408)
                                                                     ----------
NET ASSETS (100.0%) (applicable to 543,516
  Common Class shares)                                               $9,020,375
                                                                     ==========
NET ASSET VALUE, offering and redeemption price per
  Common Class share ($9,020,375 (divided by) 543,516)               $    16.60
                                                                     ==========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
+ Non-income producing security.
* Cost for federal income tax purposes is $7,299,072.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Post-Venture Capital Fund
Statement of Net Assets--October 31, 1999

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCK (91.3%)
Business Services (6.5%)
    BISYS Group, Inc.+                                   17,200     $   877,200
    Princeton Video Image, Inc.+#                        90,909         500,000
    QRS Corp.+                                           24,450       1,360,031
    Saatchi & Saatchi plc ADR                            30,700         587,137
    StarTek, Inc.+                                        2,500         113,437
    TMP Worldwide, Inc.+                                  9,000         561,937
                                                                    -----------
                                                                      3,999,742
                                                                    -----------
Communications & Media (22.6%)
    America Online, Inc.+                                 6,600         855,937
    AMFM, Inc.+                                          14,000         980,000
    Excite @ HomeCorp. Series A+                         15,200         568,100
    CMGI, Inc.+                                           9,400       1,028,713
    Hispanic Broadcasting Corp.+                         12,400       1,004,400
    MaMamedia, Inc.+#                                    92,592         499,997
    Outdoor Systems, Inc.+                               15,475         655,753
    Radio Unica Communications+                          18,800         538,150
    Shaw Communications, Inc. Class B                    31,100         933,000
    USA Networks, Inc.+                                  36,600       1,649,287
    Westwood One, Inc.+                                  13,650         629,606
    Women.com Networks, Inc.+#                          243,639       3,435,310
    Yahoo! Inc.+                                          6,700       1,199,719
                                                                    -----------
                                                                     13,977,972
                                                                    -----------
Computers (9.9%)
    BMC Software, Inc.+                                   9,800         629,037
    Citrix Systems, Inc.+                                16,900       1,083,712
    Concord Communications, Inc.+                        14,500         753,094
    Intuit, Inc.+                                        37,500       1,092,187
    VeriSign, Inc+                                        9,000       1,111,500
    VERITAS Software Corp.+                              13,400       1,445,525
                                                                    -----------
                                                                      6,115,055
                                                                    -----------
Consumer Non-Durables (1.0%)
    Dial Corp.                                           25,200         589,050
                                                                    -----------
Consumer Services (1.6%)
    DeVry, Inc.+                                         48,300       1,017,319
                                                                    -----------
Electronics (14.8%)
    Flextronics International Ltd.+                      15,900       1,128,900
    JDS Uniphase Corp.+                                  14,500       2,419,688
    KLA-Tencor Corp.+                                     6,900         546,394
    Maxim Integrated Products, Inc.+                     20,600       1,626,113
    Solectron Corp.+                                     11,100         835,275
    Synopsys, Inc.+                                       8,100         504,731
    Vitesse Semiconductor Corp.+                         16,200         743,175
    Xilinx, Inc.+                                        17,200       1,352,350
                                                                    -----------
                                                                      9,156,626
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Post-Venture Capital Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (cont'd)
Energy (0.9%)
    Chaparral Resources, Inc.+#                           5,555     $    33,333
    Newfield Exploration Co.                             16,900         497,494
                                                                    -----------
                                                                        530,827
                                                                    -----------
Financial Services (3.0%)
    Ambac Financial Group, Inc.                           8,500         507,875
    AMVESCAP PLC ADR                                     18,560         832,880
    Price T. Rowe Associates, Inc.                       14,300         507,650
                                                                    -----------
                                                                      1,848,405
                                                                    -----------
Healthcare (1.0%)
    Oxford Health Plans, Inc.+                           31,600         373,275
    Women First HealthCare, Inc.+                        34,600         257,338
                                                                    -----------
                                                                        630,613
                                                                    -----------
Leisure & Entertainment (2.1%)
    Fairfield Communities, Inc.+                         23,300         285,425
    Premier Parks, Inc.+                                 35,400       1,024,388
                                                                    -----------
                                                                      1,309,813
                                                                    -----------
Oil Services (3.0%)
    Cooper Cameron Corp.+                                19,100         738,931
    Nabors Industries, Inc.+                             23,200         526,350
    Petroleum Geo - Services+                            41,300         604,013
                                                                    -----------
                                                                      1,869,294
                                                                    -----------
Pharmaceuticals (2.8%)
    Amgen, Inc.+                                          8,000         638,000
    MedImmune, Inc.+                                     10,000       1,120,000
                                                                    -----------
                                                                      1,758,000
                                                                    -----------
Publishing (3.9%)
    Central Newspapers, Inc. Class A                     30,000       1,288,125
    Scholastic Corp.+                                    23,700       1,102,050
                                                                    -----------
                                                                      2,390,175
                                                                    -----------
Retail (4.3%)
    Amazon.com, Inc.+                                     6,000         423,750
    Bed, Bath & Beyond, Inc.+                            14,400         479,700
    New York Restaurant Group, Inc.+#                    77,720         749,998
    Ross Stores, Inc.                                    21,600         445,500
    Saks, Inc.+                                          31,300         537,969
                                                                    -----------
                                                                      2,636,917
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Post-Venture Capital Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (cont'd)
Telecommunications & Equipment (13.9%)
    Amdocs, Ltd. (USA)+                                  17,800     $   495,063
    ANTEC Corp.+                                          4,400         213,400
    Carrier Access Corp.+                                 1,797          88,839
    CIENA Corp.+                                         14,300         504,075
    Cisco Systems, Inc.+                                 28,010       2,072,740
    Covad Communications Group, Inc.+                    10,900         523,200
    Exodus Communications, Inc.+                         22,300       1,917,800
    Gilat Satellite Networks+                            22,600       1,178,025
    MCI WorldCom, Inc.+                                   9,500         815,219
    NEXTLINK Communications, Inc.+                        1,347          80,567
    Pinnacle Holdings, Inc.+                             30,100         722,400
                                                                    -----------
                                                                      8,611,328
                                                                    -----------
TOTAL COMMON STOCK (Cost $34,632,050)                                56,441,136
                                                                    -----------
FOREIGN COMMON STOCKS (0.3%)
Canada (0.3%)
    Corus Entertainment, Inc. Class B
      (Cost $75,476)                                     10,366         162,090
                                                                    -----------

                                               Maturity    Par
                                                Date      (000)
                                               --------   -----
UNITED STATES TREASURY OBLIGATIONS (0.7%**)
    U.S. Treasury Bill 4.710%                  12/02/99    $ 35          34,866
    U.S. Treasury Bill 4.710%                  03/30/00     115         112,657
    U.S. Treasury Note 5.875%                  11/30/01     260         260,312
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $406,760)                         407,835
                                                                    -----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Post-Venture Capital Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                        Capital
                                                        Shares         Value
                                                        -------        -----
PRIVATE FUND INVESTMENTS (4.1%)
    Boston Ventures V, LP#                              463,267     $   463,267
    New Enterprise Associates VII, LP#                2,071,355       2,071,355
                                                                    -----------
TOTAL PRIVATE FUND INVESTMENTS (Cost $1,368,653)                      2,534,622
                                                                    -----------

                                                        Number
                                                          of
                                                        Shares
                                                        ------
SHORT TERM FUND INVESTMENTS (4.2%)
    RBB Money Market Portfolio
      (Cost $2,624,311)                               2,624,311       2,624,311
                                                                    -----------
TOTAL INVESTMENTS AT VALUE (100.6%)
      (Cost $39,107,250*)                                            62,170,003

LIABILITIES IN EXCESS OF OTHER ASSETS (0.6%)                           (378,503)
                                                                    -----------
NET ASSETS (100.0%) (applicable to 2,549,911
  Common Class shares and
  127,650 Advisor Class shares)                                     $61,791,491
                                                                    ===========
NET ASSET VALUE, offering and redemption price
  per Common Class shares
  ($58,889,924 (divided by) 2,549,911)                              $     23.09
                                                                    ===========
NET ASSET VALUE, offering and redemption price
  per Advisor Class shares
  ($2,901,567 (divided by) 127,650)                                 $     22.73
                                                                    ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
+  Non-income producing security.
#  Restricted security, not readily marketable.
*  Also cost for federal tax purposes.
** These securities have been segregated with the fund's custodian to cover open capital Commitments of $448,073 in private fund investments.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Value Fund
Statement of Assets and Liabilities--October 31, 1999
--------------------------------------------------------------------------------

Assets
    Investments at value (Cost $28,355,482)                          $30,501,797
    Receivable for investment securities sold                          3,068,747
    Receivable for fund shares sold                                       34,624
    Deferred organizational/offering costs                                17,363
    Dividends and interest receivable                                     71,086
                                                                     -----------
      Total Assets                                                    33,693,617
                                                                     -----------

Liabilities
    Payable for investment securities purchased                        3,271,423
    Payable for fund shares redeemed                                   1,033,285
    Accrued expenses payable`                                            157,921
                                                                     -----------
      Total Liabilities                                                4,462,629
                                                                     -----------

Net assets, applicable to 2,342,126 Common Class shares
  outstanding and 2,451 Advisor Class shares outstanding             $29,230,988
                                                                     ===========

Net Asset Value, offering and redemption price per
  Common Class share ($29,200,709 (divided by) 2,342,126)            $     12.47
                                                                     ===========

Net Asset Value, offering and redemption price
  per Advisor Class share ($30,279 (divided by) 2,451)               $     12.35
                                                                     ===========

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank


Warburg Pincus Domestic Equity Funds
Statements of Operations
For the Year Ended October 31, 1999
---------------------------------------------------------------------------------------
                                                                         Warburg Pincus
                                                                        Emerging Growth
                                                                             Fund
                                                                        ---------------
Investment Income:
  Dividends                                                              $   3,117,181
  Interest                                                                   5,712,845
  Foreign taxes withheld                                                       (14,420)
                                                                         -------------
    Total investment income                                                  8,815,606
                                                                         -------------
Expenses:
  Investment Advisory                                                       16,912,762
  Administrative services                                                    3,323,092
  Custodian/Sub-custodian                                                      340,998
  Directors/Trustees                                                            19,624
  Legal                                                                        156,381
  Offering/Organizational costs                                                      0
  Printing                                                                     317,416
  Registration                                                                 115,063
  Shareholder servicing/Distribution                                         1,413,608
  Transfer agent                                                             1,713,859
  Audit                                                                         59,538
  Insurance                                                                     32,178
  Interest                                                                      18,712
  Miscellaneous                                                                 54,049
                                                                         -------------
                                                                            24,477,280
  Less: fees waived, expenses reimbursed and transfer agent offsets           (142,755)
                                                                         -------------
    Total expenses                                                          24,334,525
                                                                         -------------
      Net investment loss                                                  (15,518,919)
                                                                         -------------
Net Realized and Unrealized Gain (Loss) from Investments and
  Foreign Currency Related Items:
  Net realized gain from security and other related transactions           300,644,500
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency related items                    205,391,594
                                                                         -------------
    Net realized and unrealized gain (loss) from investments and
      foreign currency related items                                       506,036,094
                                                                         -------------
  Net increase (decrease) in net assets resulting from operations        $ 490,517,175
                                                                         =============


Warburg Pincus Domestic Equity Funds
Statements of Operations
For the Year Ended October 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
                                                                            Warburg Pincus    Warburg Pincus     Warburg Pincus
                                                                             Small Company     Small Company      Post-Venture
                                                                              Value Fund        Growth Fund       Capital Fund
                                                                            --------------    --------------     --------------
Investment Income:
  Dividends                                                                  $   356,518       $       555       $     51,110
  Interest                                                                       102,147            22,071            106,187
  Foreign taxes withheld                                                               0                 0                  0
                                                                             -----------       -----------       ------------
    Total investment income                                                      458,665            22,626            157,297
                                                                             -----------       -----------       ------------
Expenses:
  Investment Advisory                                                            464,414            65,661            791,089
  Administrative services                                                         95,125            16,833            130,074
  Custodian/Sub-custodian                                                         39,434            30,083             18,564
  Directors/Trustees                                                              13,095            12,997             12,731
  Legal                                                                           31,051            18,965             17,993
  Offering/Organizational costs                                                   14,903                 0             27,509
  Printing                                                                        13,930                 0             24,429
  Registration                                                                    44,986            42,315             48,502
  Shareholder servicing/Distribution                                             116,210            16,126            162,412
  Transfer agent                                                                 134,274            16,195            118,545
  Audit                                                                           11,139            10,133             12,353
  Insurance                                                                        3,122                 0                  0
  Interest                                                                         1,803             1,062              2,762
  Miscellaneous                                                                    7,422             1,583              7,499
                                                                             -----------       -----------       ------------
                                                                                 990,908           231,953          1,374,462
  Less: fees waived, expenses reimbursed and transfer agent offsets             (178,076)         (140,027)          (324,531)
                                                                             -----------       -----------       ------------
    Total expenses                                                               812,832            91,926          1,049,931
                                                                             -----------       -----------       ------------
      Net investment loss                                                       (354,167)          (69,300)          (892,636)
                                                                             -----------       -----------       ------------
Net Realized and Unrealized Gain (Loss) from Investments and
  Foreign Currency Related Items:
  Net realized gain from security and other related transactions               3,792,545         1,359,344         13,768,581
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency related items                       (4,750,334)        1,785,904         11,121,513
                                                                             -----------       -----------       ------------
    Net realized and unrealized gain (loss) from investments and
      foreign currency related items                                            (957,789)        3,145,248         24,890,094
                                                                             -----------       -----------       ------------
  Net increase (decrease) in net assets resulting from operations            $(1,311,956)      $ 3,075,948       $ 23,997,458
                                                                             ===========       ===========       ============

                 See Accompanying Notes to Financial Statements.


Warburg Pincus Domestic Equity Funds
Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------
                                                                         Warburg Pincus
                                                                         Emerging Growth
                                                                               Fund
                                                              ----------------------------------
                                                                  For the             For the
                                                                Year Ended          Year Ended
                                                                October 31,         October 31,
                                                              --------------      --------------
                                                                    1999                1998
                                                              --------------      --------------
From Operations:
  Net Investment Loss                                         $  (15,518,919)     $  (11,226,871)
  Net Realized gain (loss) from security transactions            300,644,500         (47,452,269)
  Net Realized (loss) from foreign currency related items                  0                   0
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency related items          205,391,594        (136,862,010)
                                                              --------------      --------------
    Net increase (decrease) in net assets resulting
      from operations                                            490,517,175        (195,541,150)
                                                              --------------      --------------
From Dividends and Distributions:
  Dividends from net investment income
    Common Class shares                                                    0                   0
    Advisor Class shares                                                   0                   0
  Distributions from realized gains
    Common Class shares                                                    0         (92,762,400)
    Advisor Class shares                                                   0         (25,707,966)
                                                              --------------      --------------
    Net decrease in net assets from dividends
      and distributions                                                    0        (118,470,366)
                                                              --------------      --------------
From Capital Share Transactions:
  Proceeds from sale of shares                                   724,682,855         883,019,817
  Reinvested dividends and distributions                                 225         114,956,027
  Net asset value of shares redeemed                           1,237,905,127)       (813,237,032)
                                                              --------------      --------------
    Net increase (decrease) in net assets fro
      capital share transactions                                (513,222,047)        184,738,812
                                                              --------------      --------------
    Net increase (decrease) in net assets                        (22,704,872)       (129,272,704)

Net Assets:
  Beginning of year                                            1,843,544,087       1,972,816,791
                                                              --------------      --------------
  End of year                                                 $1,820,839,215      $1,843,544,087
                                                              ==============      ==============
Undistributed Net Investment Income:                          $            0      $            0
                                                              ==============      ==============


Warburg Pincus Domestic Equity Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------
                                                                      Warburg Pincus
                                                                   Small Company Value
                                                                          Fund
                                                              -----------------------------
                                                                For the           For the
                                                              Year Ended        Year Ended
                                                              October 31,       October 31,
                                                              -----------      ------------
                                                                  1999             1998
                                                              -----------      ------------
From Operations:
  Net Investment Loss                                         $  (354,167)     $   (709,432)
  Net Realized gain (loss) from security transactions           3,792,545         3,618,297
  Net Realized (loss) from foreign currency related items               0                 0
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency related items        (4,750,334)      (23,857,296)
                                                              -----------      ------------
    Net increase (decrease) in net assets resulting
      from operations                                          (1,311,956)      (20,948,431)
                                                              -----------      ------------
From Dividends and Distributions:
  Dividends from net investment income
    Common Class shares                                                 0                 0
    Advisor Class shares                                                0                 0
  Distributions from realized gains
    Common Class shares                                        (2,280,474)      (20,763,827)
    Advisor Class shares                                           (1,680)          (35,216)
                                                              -----------      ------------
    Net decrease in net assets from dividends
      and distributions                                        (2,282,154)      (20,799,043)
                                                              -----------      ------------
From Capital Share Transactions:
  Proceeds from sale of shares                                 30,617,506        63,737,618
  Reinvested dividends and distributions                        2,155,694        19,972,777
  Net asset value of shares redeemed                          (80,318,997)     (185,521,859)
                                                              -----------      ------------
    Net increase (decrease) in net assets from
      capital share transactions                              (47,545,797)     (101,811,464)
                                                              -----------      ------------
    Net increase (decrease) in net assets                     (51,139,907)     (143,558,938)

Net Assets:
  Beginning of year                                            80,370,895       223,929,833
                                                              -----------      ------------
  End of year                                                 $29,230,988      $ 80,370,895
                                                              ===========      ============
Undistributed Net Investment Income:                          $         0      $          0
                                                              ===========      ============


Warburg Pincus Domestic Equity Funds
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------
                                                                     Warburg Pincus                     Warburg Pincus
                                                                  Small Company Growth               Post-Venture Capital
                                                                          Fund                               Fund
                                                              ----------------------------      ------------------------------
                                                                For the          For the           For the           For the
                                                              Year Ended       Year Ended        Year Ended        Year Ended
                                                              October 31,      October 31,       October 31,       October 31,
                                                              -----------      -----------      ------------      ------------
                                                                  1999             1998             1999              1998
                                                              -----------      -----------      ------------      ------------
From Operations:
  Net Investment Loss                                         $   (69,300)     $  (100,538)     $   (892,636)     $ (1,218,879)
  Net Realized gain (loss) from security transactions           1,359,344         (627,473)       13,768,886         2,591,623
  Net Realized (loss) from foreign currency related items               0                0              (305)                0
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency related items         1,785,904       (1,065,613)       11,121,513        (7,014,438)
                                                              -----------      -----------      ------------      ------------
    Net increase (decrease) in net assets resulting
      from operations                                           3,075,948       (1,793,624)       23,997,458        (5,641,694)
                                                              -----------      -----------      ------------      ------------
From Dividends and Distributions:
  Dividends from net investment income
    Common Class shares                                                 0          (62,775)                0                 0
    Advisor Class shares                                                0                0                 0                 0
  Distributions from realized gains
    Common Class shares                                                 0                0           (96,730)                0
    Advisor Class shares                                                0                0            (1,306)                0
                                                              -----------      -----------      ------------      ------------
    Net decrease in net assets from dividends
      and distributions                                                 0          (62,775)          (98,036)                0
                                                              -----------      -----------      ------------      ------------
From Capital Share Transactions:
  Proceeds from sale of shares                                 11,768,644        7,623,711        18,419,537        33,368,512
  Reinvested dividends and distributions                                0           53,996            93,862                 0
  Net asset value of shares redeemed                          (13,254,497)     (49,536,027)      (68,656,533)
                                                              -----------      -----------      ------------      ------------
    Net increase (decrease) in net assets from
      capital share transactions                                1,400,744       (5,576,790)      (31,022,628)      (35,288,021)
                                                              -----------      ------------      -----------      ------------
    Net increase (decrease) in net assets                       4,476,692       (7,433,189)       (7,123,206)      (40,929,715)

Net Assets:
  Beginning of year                                             4,543,683       11,976,872        68,914,697       109,844,412
                                                              -----------      -----------      ------------      ------------
  End of year                                                 $ 9,020,375      $ 4,543,683      $ 61,791,491      $ 68,914,697
                                                              ===========      ===========      ============      ============
Undistributed Net Investment Income:                          $         0      $         0      $          0      $          0
                                                              ===========      ===========      ============      ============

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Emerging Growth Fund
Financial Highlights
(For a Common Class share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


YEAR ENDED:                                          1999           1998           1997           1996           1995
                                                   ---------      ---------      ---------      ---------      ---------
Per-share data
Net asset value,
  beginning of year                               $    33.69     $    39.66     $    32.80     $    29.97      $   22.38
                                                  ----------     ----------     ----------     ----------      ---------
Investment Activities:
  Net investment loss                                  (0.33)         (0.12)         (0.19)         (0.02)         (0.05)
  Net gains (losses) on
    investments and foreign
    currency related items (both
    realized and unrealized)                           10.37          (3.46)          7.12           4.60           7.64
                                                  ----------     ----------     ----------     ----------      ---------
      Total from investment
       activities                                      10.04          (3.58)          6.93           4.58           7.59
                                                  ----------     ----------     ----------     ----------      ---------
Less Distributions:
  Distributions from realized capital gains             0.00          (2.39)         (0.07)         (1.75)          0.00
                                                  ----------     ----------     ----------     ----------      ---------
      Total distributions                               0.00          (2.39)         (0.07)         (1.75)          0.00
                                                  ----------     ----------     ----------     ----------      ---------
Net asset value, end of year                      $    43.73     $    33.69     $    39.66     $    32.80      $   29.97
                                                  ==========     ==========     ==========     ==========      =========
      Total return                                     29.80%         (9.40)%        21.18%         16.14%         33.91%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)            $1,592,595     $1,532,521     $1,515,385     $1,104,684      $ 487,537
    Ratio of expenses to
      average net assets                                1.23%@         1.22%@         1.22%@         1.28%@         1.26%
    Ratio of net loss to
      average net assets                                (.75)%         (.48)%         (.59)%         (.63)%         (.58)%
Portfolio turnover rate                               154.08%         91.60%         87.03%         65.77%         84.82%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expenses by .01% for the year ended October 31, 1999, and by .00%, .01% and .01% for the years ending 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.22% for the year ended October 31, 1999, and 1.22%, 1.21% and 1.27% for the years ending 1998, 1997 and 1996, respectively.

Warburg Pincus Small Company Value Fund
Financial Highlights
(For a Common Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                           For the Year Ended October 31,
                                                 --------------------------------------------------
PERIOD ENDED:                                      1999          1998          1997          1996**
                                                 -------       -------       --------       -------
Per-share data
Net asset value, beginning of period             $ 13.39       $ 18.77       $  14.38       $ 10.00
                                                 -------       -------       --------       -------
Investment Activities:
  Net investment loss                              (0.15)        (0.12)         (0.08)        (0.02)
  Net gains (losses) on investments and
    foreign currency related items
    (both realized and unrealized)                 (0.34)        (3.33)          4.64          4.40
                                                 -------       -------       --------       -------
      Total from investment activities             (0.49)        (3.45)          4.56          4.38
                                                 -------       -------       --------       -------
Less Distributions:
  Distributions from realized capital gains        (0.43)        (1.93)         (0.17)         0.00
                                                 -------       -------       --------       -------
      Total distributions                          (0.43)        (1.93)         (0.17)         0.00
                                                 -------       -------       --------       -------
Net asset value, end of period                   $ 12.47       $ 13.39       $  18.77       $ 14.38
                                                 =======       =======       ========       =======
      Total return                                 (3.91)%      (19.97)%        32.05%        43.80%+

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)         $29,201       $80,318       $223,675       $84,045
    Ratio of expenses to average net assets         1.76%@        1.70%@         1.70%@        1.75%*@
    Ratio of net loss to average net assets         (.76)%        (.46)%         (.63)%        (.43)%*
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements           .38%          .01%           .03%          .44%*
Portfolio turnover rate                           168.57%        77.92%        105.87%        43.14%+

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expenses by .01% for the year ending October 31, 1999, and by .00%, .01% and .00% for the year or period ending 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.75% for the year ended October 31, 1999 and 1.70%, 1.69% and 1.75% for the year or period ending 1998, 1997 and 1996, respectively.

+  Non-annualized.

*  Annualized.

** For the period December 29, 1995 (commencement of operations) through October
   31, 1996.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Small Company Growth Fund
Financial Highlights
(For a Common Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                                 For the
                                                                          Year Ended October 31,
                                                                      -------------------------------
PERIOD ENDED:                                                          1999        1998       1997**
                                                                      -------     -------     -------
Per-share data
Net asset value, beginning of period                                  $ 10.11     $ 12.25     $ 10.00
                                                                      -------     -------     -------
Investment Activities:
  Net investment loss                                                   (0.13)      (0.34)      (0.04)
  Net gains (losses) on investments (both realized and unrealized)       6.62       (1.74)       2.29
                                                                      -------     -------     -------
     Total from investment activities                                    6.49       (2.08)       2.25
                                                                      -------     -------     -------
Less Dividends:
  Dividends from net investment income                                   0.00       (0.06)       0.00
                                                                      -------     -------     -------
     Total dividends                                                     0.00       (0.06)       0.00
                                                                      -------     -------     -------
Net asset value, end of period                                        $ 16.60     $ 10.11     $ 12.25
                                                                      =======     =======     =======
      Total return                                                      64.19%     (17.00)%     22.50%+

Ratios/Supplemental data:
Net assets, end of period (000s omitted)                              $ 9,020     $ 4,544     $11,977
    Ratio of expenses to average net assets                              1.41%@      1.40%@      1.41%*@
    Ratio of net loss to average net assets                             (1.06)%      (.95)%      (.53)%*
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                      2.13%       1.10%       3.66%*
Portfolio turnover rate                                                191.65%     114.97%     123.24%+

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expenses by .01% for the year ending October 31, 1999, by .00%, .01%, for the year or period ended October 31, 1998 and 1997, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.40% for the year ended October 31, 1999, 1.40% and 1.40% for the year or period ended October 31, 1998 and 1997, respectively.

+  Non-annualized.

*  Annualized.

** For the period December 31, 1996 (commencement of operations) through October
   31, 1997.

Warburg Pincus Post-Venture Capital Fund
Financial Highlights
(For a Common Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                For the Year Ended October 31,
                                                       ------------------------------------------------
PERIOD ENDED:                                            1999      1998      1997       1996     1995**
                                                       -------   -------   --------   --------   ------
Per-Share data
Net asset value, beginning of period                   $ 16.09   $ 17.61   $  16.03   $  10.69   $10.00
                                                       -------   -------   --------   --------   ------
Investment Activities:
  Net investment income or loss                          (0.34)    (0.50)     (0.35)     (0.11)    0.00
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)                        7.36     (1.02)      1.93       5.45     0.69
                                                       -------   -------   --------   --------   ------
      Total from investment activities                    7.02     (1.52)      1.58       5.34     0.69
                                                       -------   -------   --------   --------   ------
Less Distributions:
  Distributions from realized capital gains              (0.02)     0.00       0.00       0.00     0.00
                                                       -------   -------   --------   --------   ------
      Total distributions                                (0.02)     0.00       0.00       0.00     0.00
                                                       -------   -------   --------   --------   ------
Net asset value, end of period                         $ 23.09   $ 16.09   $  17.61   $  16.03   $10.69
                                                       =======   =======   ========   ========   ======
      Total return                                       43.70%    (8.63)%     9.86%     49.95%    6.90%+

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)               $58,890   $68,572   $109,575   $165,081   $3,024
    Ratio of expenses to average net assets               1.66%@    1.65%@     1.66%@     1.66%@   1.65%*@
    Ratio of net gain (loss) to average net assets       (1.41)%   (1.30)%    (1.27)%    (1.13)%    .25%*
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                       .51%      .41%       .41%       .66%   23.76%*
Portfolio turnover rate                                  83.94%   111.51%    197.56%    168.46%   16.90%+

--------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expenses by .01% for the year ended October 31, 1999 and by .00%, .01% and .01% for the year or period ended October 31, 1998, 1997 and 1996, respectively. The Common Class shares operating expense ratios after reflecting these arrangements were 1.65% for the years ending October 31, 1999, 1998, 1997 and 1996, respectively.

+  Non-annualized.

*  Annualized.

** For the period September 29, 1995 (commencement of operations) through
   October 31, 1995.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements
October 31, 1999
--------------------------------------------------------------------------------

1. Significant Accounting Policies

   The Warburg Pincus Emerging Growth Fund (the "Emerging Growth Fund") is registered under the 1940 Act as a non-diversified, open-end management investment company. The Warburg Pincus Small Company Value Fund (the "Small Company Value Fund"), Warburg Pincus Small Company Growth Fund (the "Small Company Growth Fund"), and the Warburg Pincus Post-Venture Capital Fund (the "Post Venture Capital Fund") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies (each a "Fund" and collectively, the "Funds").

   Investment objectives for each Fund are as follows: the Emerging Growth Fund seeks maximum capital appreciation; the Small Company Value Fund seeks long-term capital appreciation; the Small Company Growth Fund seeks capital growth; the Post-Venture Capital Fund seeks long-term growth of capital.

   Each Fund except the Small Company Growth Fund may invest up to 15% of its assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund security.

   Each Fund (except the Small Company Growth Fund) offers two classes of shares, one class being referred to as the Common Class shares and one class being referred to as the Advisor Class shares. (Effective November 7, 1997, the Small Company Growth Fund closed generally to new investors; the Fund re-opened to all investors on November 10, 1998.) Common Class and Advisor Class shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for the Small Company Value Fund, the Small Company Growth Fund and the Post-Venture Capital Fund each bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of each Fund's Common Class shares. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average daily net asset value of the applicable Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets. At October 31, 1999, there were no outstanding Advisor Class shares for the Small Company Growth Fund.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors/Trustees believes accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not accurately reflect an investment's value.

   The Post-Venture Capital Fund initially values its investments in private-equity portfolios at cost. After that, the Fund values these investments according to reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Fund's sub-investment adviser, generally receives on a quarterly basis. The Fund's net asset value typically will not reflect interim changes in the values of its private-equity-portfolio investments.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

   Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code") and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   Costs incurred in connection with organization of each Fund other than Emerging Growth Fund have been deferred and are being amortized over a period of five years from the date each Fund commenced its operations.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM LLC"), can transfer uninvested cash balances to a pooled cash account, which can invest in repurchase agreements secured by U.S. government securities. Securities, pledged as collateral for repurchase agreements, are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterpart to the agreement, retention of the collateral may be subject to legal proceedings. As of October 31, 1999 the Funds had no investments in repurchase agreements.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended October 31, 1999, the Funds received credits or reimbursements under this arrangement as follows:

           Fund                                                    Amount
           ----                                                   --------
           Emerging Growth                                        $142,755
           Small Company Value                                       2,287
           Small Company Growth                                        463
           Post-Venture Capital                                      3,732


2. Investment Adviser, Co-Administrators and Distributor

   On July 6, 1999, CSAM LLCbecame each Funds' investment adviser as a result of the previously announced acquisition of Warburg Pincus Asset Management, Inc. ("Warburg Pincus") by Credit Suisse Group ("Credit Suisse"). Warburg Pincus was combined with CSAM LLC, which is an indirect wholly-owned U.S. subsidiary of Credit Suisse. For its investment advisory services, CSAM LLC receives the following fees based on each Fund's average daily net assets:

           Fund                                          Annual Rate
           ----                                          -----------
           Emerging Growth                     .90% of average daily net assets
           Small Company Value                1.00% of average daily net assets
           Small Company Growth               1.00% of average daily net assets
           Post-Venture Capital               1.25% of average daily net assets

   For the year ended October 31, 1999, investment advisory fees, voluntary waivers and reimbursements were as follows:

                                       Gross                         Net                Expense
           Fund                    Advisory Fee     Waiver       Advisory Fee        Reimbursements
           ----                    ------------   ---------      ------------        --------------
           Emerging Growth         $16,912,762    $       0      $16,912,762            $      0
           Small Company Value         464,414     (146,999)         317,415                   0
           Small Company Growth         65,661      (65,661)              (0)            (67,337)
           Post-Venture Capital        791,089     (297,084)         494,005                   0

   Abbott serves as sub-investment adviser for the Post-Venture Capital Fund's assets invested in U.S. or foreign private limited partnerships or other investment Funds ("Private Fund Investments"). From its investment advisory fee, CSAM LLC pays Abbott a quarterly fee at the annual rate of 1.00% of the value of the Post Venture Capital Fund's Private Fund Investments as of the end of each calendar quarter. No compensation is paid by the Post-Venture Capital Fund to Abbott for its sub-investment advisory services.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

   2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

   Counsellors Funds Service, Inc. ("CFSI"), a wholly-owned subsidiary of CSAM served as co-administrator of each Fund until November 1, 1999. On November 1, 1999, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Bank Corp. ("PNC"), also serves as each Fund's co-administrator. For its administrative services, CSAMSI currently receives a fee calculated at the rate of .10% of each Fund's daily net assets. For the year ended October 31, 1999, administrative services fees were as follows:

           Fund                                      Co-Administration Fee
           ----                                      ---------------------
           Emerging Growth                                $1,879,196
           Small Company Value                                46,441
           Small Company Growth                                6,566
           Post-Venture Capital                               63,287

   For administrative services, PFPC currently receives a fee, exclusive of out-of-pocket expenses, calculated as follows:

                     Average Daily
                      Net Assets                      Annual Rate
               -------------------------          -------------------
                  First $500 million                      0.10%
                    Next $1 Billion                      0.075%
                   Over $1.5 Billion                      0.05%
                   =================                    =========

   For the year ended October 31, 1999, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                                  Net
           Fund                     Co-Administration Fee       Waiver    Co-Administration Fee
           ----                     ---------------------      --------   ---------------------
           Emerging Growth               $1,443,896            $      0        $1,443,896
           Small Company Value               48,684             (28,790)           19,894
           Small Company Growth              10,267              (6,566)            3,701
           Post-Venture Capital              66,787             (23,715)           43,072

   CSAMSI also serves as each Fund's distributor. No compensation is paid by the Common Class shares of the Emerging Growth Fund to CSAMSI for distribution services. Provident Distributors, Inc. will become each Fund's distributor effective January 3, 2000. For its shareholder and selling services, CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of Common Class shares Post-Venture Capital Fund, the Small Company Value Fund and the Small Company Growth Fund pursuant to a shareholder servicing and distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. CSAMSI receives a fee at an

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

annual rate of .50% of the average daily net assets of each Fund's Advisor Class shares pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act which CSAMSI may use to compensate service organizations for shareholder servicing and distribution services. For the year ended October 31, 1999, shareholder servicing and distribution fees were as follows:

                                                 Shareholder Servicing/
           Fund                                     Distribution Fee
           ----                                  ----------------------
           Emerging Growth
            Advisor Class shares                       $1,413,608
                                                       ==========
           Small Company Value
            Common Class shares                        $  115,996
            Advisor Class shares                              214
                                                       ----------
                                                       $  116,210
                                                       ==========
           Small Company Growth
            Common Class shares                         $  16,126
                                                       ==========
           Post-Venture Capital
            Common Class shares                        $  154,023
            Advisor Class shares                            8,389
                                                       ----------
                                                       $  162,412
                                                       ==========

3. Line of Credit

   The Funds, together with other Funds advised by CSAM LLC, have established a $250 million committed, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent as well as certain other lenders, for temporary or emergency purposes primarily relating to unanticipated portfolio share redemptions. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the average daily balance of the Credit Facility that is undisbursed and uncanceled during the preceding quarter allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal funds rate plus .50%. At October 31, 1999, there were no loans outstanding for any of the Funds. During the year ended October 31, 1999, the Funds had the following borrowings under the Credit
Facility:

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

   3. Line of Credit -- (cont'd)

                                                                          Maximum
                                   Average Daily        Average          Daily Loan
           Fund                     Loan Balance     Interest Rate %     Outstanding
           ----                    -------------     ---------------     -----------
           Small Company Value        $30,671             5.36           $2,119,000
           Small Company Growth        25,867             5.40            1,329,000
           Post-Venture Capital        55,488             5.38            3,972,000


4. Investments in Securities

   At October 31, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:

           Fund                             Purchases            Sales
           ----                           --------------     --------------
           Emerging Growth                $2,726,104,845     $3,160,068,235
           Small Company Value                76,073,610        117,882,752
           Small Company Growth               13,393,144         12,005,103
           Post-Venture Capital               51,850,574         81,923,591

   At October 31, 1999, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                               Unrealized         Unrealized       Net Unrealized
           Fund                               Appreciation       Depreciation       Appreciation
           ----                               ------------       ------------      --------------
           Emerging Growth                    $595,974,191       $(63,532,429)      $532,441,762
           Small Company Value                   3,758,722         (1,826,580)         1,932,142
           Small Company Growth                  2,404,079           (490,368)         1,913,711
           Post-Venture Capital                 24,172,680         (1,109,927)        23,062,753

5. Restricted Securities

   Certain Funds' investments are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of each Fund's Board in good faith, at fair value. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of October 31, 1999, and share value of the securities and percent of net assets, which the securities comprise.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

5. Restricted Securities -- (cont'd)

                                                                                                                       Percentage
                                                   Security          Acquisition                         Market          of Net
Fund                 Security Description             Type              Date(s)          Cost             Value          Assets
----                 --------------------          --------          -----------    ------------       -----------     ----------
Emerging Growth
  Fund
                 Chaparral Resources, Inc.           Common            07/28/98      $ 1,250,000       $    83,333         0.00
                 Comptek Research, Inc.               Bond             03/24/99        7,000,000         7,000,000         0.40
                 Network Event Theater, Inc.         Common            02/06/98        4,000,001        15,458,335         0.80
                 New York Restaurant Group, Inc.     Common            10/30/97        3,249,985         3,249,985         0.20
                 Opal Concepts, Inc. Series B        Preferred         08/31/95        2,000,000         2,000,000         0.10
                 Women First Healthcare, Inc.        Preferred         01/08/98        1,500,000         1,837,434         0.10
                 Women First Healthcare, Inc.        Warrants          03/18/99                0                 0         0.00
                                                                                     -----------       -----------         ----
                                                                                     $18,999,986       $29,629,087         1.60%
                                                                                     ===========       ===========         ====


                                                                                                                         Percentage
                                                     Security        Acquisition                          Market           of Net
Fund                  Security Description             Type             Date(s)          Cost             Value            Assets
----                  --------------------           --------        -----------     -----------       -----------       ----------
Small Company
  Value Fund
                 EA Industries, Inc.                  Bond             04/17/97      $ 1,500,000       $   150,000         0.50%
                 EA Industries, Inc.                 Warrants          03/31/98      $   110,438       $         0         0.00%
                                                                                     -----------       -----------         ----
                                                                                     $ 1,610,438       $   150,000         0.50%
                                                                                     ===========       ===========         ====

Post-Venture
  Capital Fund
                 Boston Ventures V, L.P.             Private           09/01/96      $   520,499       $   463,267         0.70
                 Chaparral Resources, Inc.           Common            07/28/98          500,000            33,333         0.10
                 MaMaMedia, Inc.                     Common            09/13/99          499,997           499,997         0.80
                 New Enterprise Associates VII, L.P. Private           12/01/96          848,154         2,071,355         3.40
                 New York Restaurant Group, Inc.     Common            10/30/97          749,998           749,998         1.20
                 Princeton Video Image, Inc.         Common            10/21/99          500,000           500,000         0.80
                 Women.com Networks                  Common            06/04/98          906,752         3,435,310         5.60
                                                                                     -----------       -----------         ----
                                                                                     $ 4,525,400       $ 7,753,260         12.60%
                                                                                     ===========       ===========         =====

6. Forward Foreign Currency Contracts

   Each Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Fund will enter into forward contracts primarily for hedging purposes. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 1999, there were no open forward foreign currency contracts.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

7. Futures Contracts

   Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in a value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of enterings into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. At October 31, 1999, there were no open futures contracts.

8. Capital Share Transactions

   Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares (two billion in the case of the Emerging Growth Fund) of each Fund are classified as the Advisor Class.

   Transactions in classes of each Fund were as follows:

                                                                                   Emerging Growth Fund
                                                        ---------------------------------------------------------------------------
                                                                Common Class shares                     Advisor Class shares
                                                        -----------------------------------     -----------------------------------
                                                             For the             For the            For the            For the
                                                           Year Ended          Year Ended         Year Ended          Year Ended
                                                           October 31,         October 31,        October 31,         October 31,
                                                              1999                1998               1999                1998
                                                        ---------------     ---------------     ---------------     ---------------
Shares sold                                                  17,598,528          21,883,507             882,074           1,347,746
Shares issued to shareholders on reinvestment
  of dividends                                                        6           2,487,833                   0             739,355
Shares redeemed                                             (26,668,182)        (17,094,103)         (5,013,511)         (4,400,677)
                                                        ---------------     ---------------     ---------------     ---------------
Net increase (decrease) in shares outstanding                (9,069,648)         (7,277,237)         (4,131,437)         (2,313,576)
                                                        ===============     ===============     ===============     ===============
Proceeds from sale of shares                            $   690,945,900     $   832,153,742     $    33,736,955     $    50,866,075
Reinvested distributions                                            225          89,263,454                   0          25,692,573
Net asset value of shares redeemed                       (1,047,436,237)       (649,384,554)       (190,468,890)       (163,852,478)
                                                        ---------------     ---------------     ---------------     ---------------
Net increase (decrease) from capital share
  transactions                                          $  (356,490,110)    $   272,032,642     $  (156,731,935)    $   (87,293,830)
                                                        ===============     ===============     ===============     ===============

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

8. Capital Share Transactions -- (cont'd)


                                                                                    Small Company Value Fund
                                                             ----------------------------------------------------------------------
                                                                   Common Class shares                   Advisor Class shares
                                                             --------------------------------      --------------------------------
                                                                For the             For the            For the           For the
                                                              Year Ended          Year Ended         Year Ended        Year Ended
                                                              October 31,         October 31,        October 31,       October 31,
                                                                 1999                1998               1999              1998
                                                             -------------      -------------      -------------      -------------
Shares sold                                                      2,370,859          3,790,193              2,662            124,701
Shares issued to shareholders on reinvestment
  of dividends                                                     161,133          1,261,331                101              1,980
Shares redeemed                                                 (6,189,358)       (10,971,376)            (4,265)          (136,386)
                                                             -------------      -------------      -------------      -------------
Net decrease in shares outstanding                              (3,657,366)        (5,919,852)            (1,502)            (9,705)
                                                             =============      =============      =============      =============
Proceeds from sale of shares                                 $  30,585,137      $  61,572,814      $      32,369      $   2,164,804
Reinvested distributions                                         2,154,348         19,941,713              1,346             31,064
Net asset value of shares redeemed                             (80,265,308)      (183,185,391)           (53,689)        (2,336,468)
                                                             -------------      -------------      -------------      -------------
Net decrease from capital share
  transactions                                               $ (47,525,823)     $(101,670,864)     $     (19,974)     $    (140,600)
                                                             =============      =============      =============      =============


                                                                 Small Company Growth Fund
                                                             --------------------------------
                                                                    Common Class shares
                                                             --------------------------------
                                                                For the            For the
                                                              Year Ended          Year Ended
                                                              October 31,         October 31,
                                                                 1999                1998
                                                             -------------      -------------
Shares sold                                                        859,778            619,229
Shares issued to shareholders on reinvestment
  of dividends                                                           0              4,732
Shares redeemed                                                   (765,739)        (1,151,947)
                                                             -------------      -------------
Net increase (decrease) in shares outstanding                       94,039           (527,986)
                                                             =============      =============
Proceeds from sale of shares                                   $11,768,644       $  7,623,711
Reinvested dividends                                                     0             53,996
Net asset value of shares redeemed                             (10,367,900)       (13,254,497)
                                                             -------------      -------------
Net increase (decrease) from capital share
  transactions                                               $   1,400,744      $  (5,576,790)
                                                             =============      =============

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

8. Capital Share Transactions -- (cont'd)

                                                                                 Post-Venture Capital Fund
                                                         --------------------------------------------------------------------------
                                                                   Common Class shares                    Advisor Class shares
                                                         ----------------------------------------     -----------------------------
                                                            For the                     For the          For the          For the
                                                          Year Ended                  Year Ended       Year Ended       Year Ended
                                                          October 31,                 October 31,      October 31,      October 31,
                                                             1999                        1998             1999             1998
                                                         ------------                ------------     ------------     ------------
Shares sold                                                   831,935                   1,777,588          125,859           21,227
Shares issued to shareholders on reinvestment
  of dividends                                                  5,346                           0               75                0
Shares redeemed                                            (2,549,022)                 (3,738,272)         (19,834)         (15,152)
                                                         ------------                ------------     ------------     ------------
Net increase (decrease) in shares outstanding              (1,711,741)                 (1,960,684)         106,100            6,075
                                                         ============                ============     ============     ============
Proceeds from sale of shares                             $ 16,031,249                $ 33,045,233        2,388,288     $    323,279
Reinvested distributions                                       92,588                           0            1,274                0
Net asset value of shares redeemed                        (49,138,027)                (68,403,457)        (398,000)        (253,076)
                                                         ------------                ------------     ------------     ------------
Net increase (decrease) from capital share
  transactions                                           $(33,014,190)               $(35,358,224)    $  1,991,562     $     70,203
                                                         ============                ============     ============     ============


9. Liabilities

   At October 31, 1999, each Fund had the following liabilities:

                                                     Emerging         Small Company       Small Company       Post-Venture
                                                      Growth               Value              Growth            Capital
                                                       Fund                Fund                Fund               Fund
                                                   -----------        -------------       -------------       ------------
Payable for securities purchased                   $36,916,055         $ 3,271,423         $   209,607         $ 1,233,134
Investment advisory fee payable                      1,321,199              25,350                   0              18,483
Administrative services fees payable                   264,115               3,672               1,913               6,454
Distribution fees payable                                    0               6,210               1,784              11,297
Fund shares redeemed payable                        13,253,859           1,033,285              77,434              27,069
                                                   -----------         -----------         -----------         -----------
                                                   $51,755,227         $ 4,339,940         $   290,738         $ 1,296,436
                                                   ===========         ===========         ===========         ===========

10. Net Assets

   At October 31, 1999, capital contributions, undistributed net investment income (loss) and accumulated net realized gain (loss) on security transactions have been adjusted for current year permanent book/tax differences. The Emerging Growth Fund, Small Company Value Fund and Small Company Growth Fund reclassified ($15,518,919), ($354,167) and ($2,082) respectively, from accumulated net investment loss to capital contributions. The Small Company Growth Fund and the Post Venture Capital Fund reclassified ($67,218), and ($892,636) respectively, from accumulated net investment loss to accumulated net realized gain from security transactions.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

10. Net Assets -- (cont'd)

   Net Assets at October 31, 1999 consisted of the following:

                                                      Emerging          Small Company      Small Company       Post-Venture
                                                       Growth               Value              Growth             Capital
                                                        Fund                Fund                Fund                Fund
                                                   --------------      --------------      --------------      --------------
Capital contributed, net                           $1,031,110,657      $   23,795,291      $    6,712,794      $   25,950,249
Accumulated net realized gain from
  security transactions                               252,483,314           3,289,382             310,182          12,778,497
Net unrealized appreciation (depreciation)
  from investments and foreign currency
  related items                                       537,245,244           2,146,315           1,997,399          23,062,745
                                                   --------------      --------------      --------------      --------------
Net assets                                         $1,820,839,215      $   29,230,988      $    9,020,375      $   61,791,491
                                                   ==============      ==============      ==============      ==============

11. Proposed Acquisition of Post-Venture Capital

   On October 23, 1999, the Board of Directors reviewed and unanimously approved a proposal for the Warburg, Pincus Global Post-Venture Capital Fund, Inc. (the "Acquiring Fund") to acquire the Warburg, Pincus Post-Venture Capital Fund, Inc. (the "Acquired Fund"). Under the terms of the proposal, the Acquiring Fund would acquire all or substantially all of the assets and liabilities of the Acquired Fund.

   Upon completion of the acquisition, each shareholder of the Acquired Fund would become a shareholder of the Acquiring Fund and receive shares of the same class of the Acquired Fund with a value equal to the value of the shareholder's investment in the Fund. The Acquired fund will be liquidated upon consummation of the Acquisition. Shareholders of record as of November 16, 1999, will be entitled to vote on this proposal. Proxy materials describing the proposed acquisition were/will be mailed to shareholders of the Acquired Fund in anticipation of a special meeting of shareholders, which is scheduled for January 27, 2000. Completion of the acquisition is expected to occur January 28, 2000.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

12. Other Financial Highlights

   Each fund (other than the Small Company Growth Fund) currently offers one other class of shares, Advisor Class shares, representing equal pro rata interests in each of the respective Funds. The financial highlights for an Advisor Class share of each Fund are as follows:

                                                          Warburg Pincus Emerging Growth Fund
                                              -------------------------------------------------------------
                                                                  Advisor Class shares
                                              -------------------------------------------------------------
YEAR ENDED:                                     1999         1998         1997          1996         1995
                                              --------     --------     --------      --------     --------
Per-share data
Net asset value, beginning of year            $  32.51     $  38.50     $  31.99      $  29.38     $  22.05
                                              --------     --------     --------      --------     --------
Investment activities:
  Net investment loss                            (0.65)       (0.49)       (0.33)        (0.09)       (0.09)
  Net gains or losses on investments
    and foreign currency related items
    (both realized and unrealized)               10.13        (3.11)        6.91          4.45         7.42
                                              --------     --------     --------      --------     --------
      Total from investment activities            9.48        (3.60)        6.58          4.36         7.33
                                              --------     --------     --------      --------     --------
Less Distributions:
  Distributions from realized capital gains       0.00        (2.39)       (0.07)        (1.75)        0.00
                                              --------     --------     --------      --------     --------
      Total distributions                         0.00        (2.39)       (0.07)        (1.75)        0.00
                                              --------     --------     --------      --------     --------
Net asset value, end of year                  $  41.99     $  32.51     $  38.50      $  31.99     $  29.38
                                              ========     ========     ========      ========     ========
Total return                                     29.16%       (9.75)%      20.62%        15.69%       33.24%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)        $228,244     $311,023     $457,432      $362,696     $167,225
    Ratio of expenses to average
      net assets                                  1.72%@       1.62%@       1.63%@        1.70%@       1.76%
    Ratio of net loss to average net assets      (1.25)%       (.87)%      (1.01)%       (1.05)%      (1.08)%
Portfolio turnover rate                         154.08%       91.60%       87.03%        65.77%       84.82%

--------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% for the year ended October 31, 1999 and by .00%, .00% and .01% for the year ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.71% for the year ended October 31, 1999, 1.62%, 1.63% and 1.69% for the year ended October 31, 1998, 1997 and 1996, respectively.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

12. Other Financial Highlights -- (cont'd)

                                                             Warburg Pincus Small Company Value Fund
                                                   ----------------------------------------------------------
                                                                       Advisor Class shares
                                                   ----------------------------------------------------------
                                                                                           December 29, 1995
                                                      For the Year Ended October 31,       (Commencement of
                                                   -----------------------------------    Operations) Through
PERIOD ENDED:                                       1999           1998          1997       October 31, 1996
                                                   ------         ------        ------    -------------------
Per-share data
Net asset value, beginning of period               $13.30         $18.65        $14.46           $10.00
                                                   ------         ------        ------           ------
Investment activities:
  Net investment loss                               (0.18)         (0.40)        (0.08)           (0.02)
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)                  (0.34)         (3.02)         4.44             4.48
                                                   ------         ------        ------           ------
      Total from investment activities              (0.52)         (3.42)         4.36             4.46
                                                   ------         ------        ------           ------
Less Distributions:
  Distributions from realized capital gains         (0.43)         (1.93)        (0.17)            0.00
                                                   ------         ------        ------           ------
      Total distributions                           (0.43)         (1.93)        (0.17)            0.00
                                                   ------         ------        ------           ------
Net asset value, end of period                     $12.35         $13.30        $18.65           $14.46
                                                   ======         ======        ======           ======
Total return                                        (4.17)%       (19.93)%       30.47%           44.60

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)           $   30         $   53        $  255           $    5
    Ratio of expenses to average
      net assets                                     2.01%@         1.97%@        1.89%@           1.97%*@
    Ratio of net loss to average net assets         (1.02)%         (.92)%        (.78)%           (.52)%*
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                          .39%           .27%          .00%            1.46%*
Portfolio turnover rate                            168.57%         77.92%       105.87%           43.14%+

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% for the year ended October 31, 1999 and by .00%, .01% and .00% for the year or period ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 2.00% for the year ended October 31, 1999 and 1.97%, 1.88% and 1.97% for the year or period ended October 31, 1998, 1997 and 1996, respectively.

+  Non-annualized.

*  Annualized.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

12. Other Financial Highlights -- (cont'd)

                                                                     Warburg Pincus Post-Venture Capital Fund
                                              -------------------------------------------------------------------------------------
                                                                                Advisor Class share
                                              -------------------------------------------------------------------------------------
                                                                                                                  For the Period
                                                                                                                  September, 1995
                                                             For the Year Ended October 31,                      (Commencement of
                                              ------------------------------------------------------------      Operations) Through
PERIOD ENDED:                                   1999              1998             1997             1996          October 31, 1995
                                              -------           -------           ------           -------      -------------------
Per-share data
Net asset value, beginning of period          $ 15.90           $ 17.44           $ 15.93          $ 10.68             $ 10.00
                                              -------           -------           ------           -------             -------
Investment activities:
  Net investment gain (loss)                    (0.21)            (0.01)            (0.22)           (0.05)               0.00
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)               7.06             (1.53)             1.73             5.30                0.68
                                              -------           -------           ------           -------             -------
      Total from investment activities           6.85             (1.54)             1.51             5.25                0.68
                                              -------           -------           ------           -------             -------
Less Distributions:
  Distributions from realized capital gains     (0.02)             0.00              0.00             0.00                 0.0
                                              -------           -------           ------           -------             -------
      Total distributions                       (0.02)             0.00              0.00             0.00                0.00
                                              -------           -------           ------           -------             -------
Net asset value, end of period                $ 22.73           $ 15.90           $ 17.44          $ 15.93             $ 10.68
                                              =======           =======           ======           =======             =======
Total return                                    43.15%            (8.83)%           9.48%            49.16%               6.80%+
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)      $ 2,902           $   343           $  270           $   204             $     1
    Ratio of expenses to average
      net assets                                 1.91%@            1.90%@           1.91%@            1.90%@              2.15%*
    Ratio of net income or loss to
      average net assets                        (1.64)%           (1.65)%          (1.52)%           (1.41)%               .09%*
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                      .56%              .66%             .70%              .75%               9.25%*
Portfolio turnover rate                         83.94%           111.51%          197.56%           168.46%              16.90%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% for the year ended October 31, 1999 and by .00%, .01% and .00% for the year or period ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.90% for the year ended October 31, 1999 and 1.90%, 1.90% and 1.90% for the year or period ended October 31, 1998, 1997 and 1996, respectively.

+  Non-annualized.

*  Annualized.

Warburg Pincus  Funds
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Warburg, Pincus Emerging Growth Fund, Inc.;
Warburg, Pincus Small Company Value Fund, Inc.;
Warburg, Pincus Small Company Growth Fund, Inc.; and
Warburg, Pincus Post-Venture Capital Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments of Warburg, Pincus Small Company Value Fund, Inc., and the statements of net assets of Warburg, Pincus Emerging Growth Fund, Inc., Warburg, Pincus Small Company Growth Fund, Inc., and Warburg, Pincus, Post-Venture Capital Fund, Inc. (all funds collectively referred to as the "Funds") at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Funds at October 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 10, 1999

                                 ANNUAL REPORT

                                October 31, 1999

                      WARBURG PINCUS EMERGING GROWTH FUND
                    WARBURG PINCUS SMALL COMPANY GROWTH FUND
                    WARBURG PINCUS SMALL COMPANY VALUE FUND
                    WARBURG PINCUS POST-VENTURE CAPITAL FUND

                          Shareholder Meeting Results

A special meeting of shareholders of each Fund was held on May 21, 1999. At the special meeting, the following persons were elected as directors of each Fund, constituting the entire Board of Directors: Richard H. Francis, Jack W. Fritz, Jeffrey E. Garten, James S. Pasman, Jr., William W. Priest, Steven N. Rappaport, Arnold M. Reichman and Alexander B. Trowbridge.

In addition, shareholders of each Fund voted on the following matters:

Proposal 1:     Approval of a new investment advisory agreement
                between each Fund and Credit Suisse Asset
                Management, LLC.

Proposal 2:     Ratification of the selection of
                PricewaterhouseCoopers
                LLP as the independent accountants for each of
                the Funds for the fiscal year ending October 31,
                1999.

Shareholders of the Post-Venture Capital Fund also voted on the following matter:

Proposal 3:     Approval of a new sub-investment advisory
                agreement between the Fund, Credit Suisse Asset
                Management, LLC and Abbott Capital Management,
                LLC.

The voting results for each Fund were as follows:

Election of Directors:

 |EMERGING GROWTH                          FOR         |      WITHHELD       |
 |Richard H. Francis                 29,237,120.5210   |    380,267.5830     |
 |Jack W. Fritz                      29,243,920.7210   |    373,467.3830     |
 |Jeffrey E. Garten                  29,249,698.6660   |    367,689.4380     |
 |James S. Pasman, Jr.               29,239,242.4570   |    378,145.6470     |
 |William W. Priest                  29,243,484.5650   |    373,903.5390     |
 |Steven N. Rappaport                29,242,785.0820   |    374,603.0220     |
 |Arnold M. Reichman                 29,246,610.9290   |    370,777.1750     |
 |Alexander B. Trowbridge            29,243,507.0550   |    373,881.0490     |

 |SMALL COMPANY GROWTH                      FOR        |       WITHHELD      |
 |Richard H. Francis                   328,498.4029    |      1,330.0291     |
 |Jack W. Fritz                        328,498.4029    |      1,330.0291     |
 |Jeffrey E. Garten                    328,498.4029    |      1,330.0291     |
 |James S. Pasman, Jr.                 328,498.4029    |      1,330.0291     |
 |William W. Priest                    328,498.4029    |      1,330.0291     |
 |Steven N. Rappaport                  328,498.4029    |      1,330.0291     |
 |Arnold M. Reichman                   328,498.4029    |      1,330.0291     |
 |Alexander B. Trowbridge              328,498.4029    |      1,330.0291     |

 |SMALL COMPANY VALUE                      FOR         |      WITHHELD       |
 |Richard H. Francis                 2,411,597.8009    |     69,128.9621     |
 |Jack W. Fritz                      2,408,973.9179    |     71,752.8451     |
 |Jeffrey E. Garten                  2,418,534.8009    |     62,191.9621     |
 |James S. Pasman, Jr.               2,417,545.8009    |     63,180.9621     |
 |William W. Priest                  2,418,534.8009    |     62,191.9621     |
 |Steven N. Rappaport                2,418,242.8009    |     62,483.9621     |
 |Arnold M. Reichman                 2,419,500.0499    |     61,226.7131     |
 |Alexander B. Trowbridge            2,414,946.6689    |     65,780.0941     |

 |POST-VENTURE CAPITAL                     FOR         |      WITHHELD       |
 |Richard H. Francis                 2,220,774.6731    |     61,880.8179     |
 |Jack W. Fritz                      2,218,746.5141    |     63,908.9769     |
 |Jeffrey E. Garten                  2,223,313.1041    |     59,342.3869     |
 |James S. Pasman, Jr.               2,222,020.4281    |     60,635.0629     |
 |William W. Priest                  2,220,268.7831    |     62,386.7079     |
 |Steven N. Rappaport                2,221,785.7651    |     60,869.7259     |
 |Arnold M. Reichman                 2,223,120.0251    |     59,535.4659     |
 |Alexander B. Trowbridge            2,218,821.5781    |     63,833.9129     |

Proposal 1:

                        |    EMERGING     | SMALL COMPANY | SMALL COMPANY  |  POST-VENTURE  |
                        |     GROWTH      |     GROWTH    |     VALUE      |    CAPITAL     |
                          ---------------   -------------   --------------   --------------
                        |  TOTAL NUMBER   |  TOTAL NUMBER |  TOTAL NUMBER  |  TOTAL NUMBER  |
                        |    OF VOTES     |    OF VOTES   |    OF VOTES    |    OF VOTES    |
  Approve               | 28,689,748.4068 | 325,089.4476  | 2,396,996.6691 | 2,171,955.0888 |
  Disapprove            |    337,657.0190 |   3,443.0283  |    46,560.6670 |    79,066.7684 |
  Abstain               |    589,982.6782 |   1,295.9561  |    37,169.4269 |    31,633.6338 |

Proposal 2:

                        |    EMERGING     | SMALL COMPANY | SMALL COMPANY  |  POST-VENTURE  |
                        |     GROWTH      |     GROWTH    |     VALUE      |    CAPITAL     |
                          ---------------   -------------   --------------   --------------
                        |  TOTAL NUMBER   | TOTAL NUMBER  |  TOTAL NUMBER  |  TOTAL NUMBER  |
                        |    OF VOTES     |   OF VOTES    |    OF VOTES    |    OF VOTES    |
  Approve               | 29,168,747.9235 | 328,264.7980  | 2,438,623.1574 | 2,238,264.5022 |
  Disapprove            |    137,312.8652 |   1,179.2667  |    14,989.5926 |    23,329.4720 |
  Abstain               |    311,327.3153 |     384.3673  |    27,114.0130 |    21,061.5168 |

Proposal 3:

 |                                                          TOTAL NUMBER  |
 |POST-VENTURE CAPITAL                                        OF VOTES    |
 |Approve                                                  2,158,292.1618 |
 |Disapprove                                                  75,771.8558 |
 |Abstain                                                     48,591.4734 |

Warburg Pincus Domestic Equity Funds
Shareholder Tax Information (Unaudited)
--------------------------------------------------------------------------------

   Each Fund is required by Subchapter M of the Code to advise its shareholders within 60 days of Fund's fiscal year end as to the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 1999, the following dividends and distributions per share were paid by each of the Funds:

                             Ordinary           Long-term               % of ordinary income
                              income          capital gains           dividend qualifying for
Fund                         per share           per share          dividends received deduction*
----                         ---------        -------------         -----------------------------
                                                                                1998
      Payment date            12/04/98           12/04/98
      ------------            --------           --------
Small Company Value                                                             0.00
  Common shares               $0.0000            $0.4250
  Advisor shares               0.0000             0.4250

Post Venture Capital                                                            0.00
  Common shares                0.0000             0.0237
  Advisor shares               0.0000             0.0237

   The Emerging Growth Fund and the Small Company Growth Fund did not pay any ordinary income dividends or capital gain distributions during the current fiscal year. Further, the above information was provided to calendar year taxpayers via Form 1099-DIV mailed in January of 1999.

   Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 1999. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2000.


------------
* Available to Corporate Shareholders only.


                                       54

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